STATEMENT OF ADDITIONAL INFORMATION

                                     for the

                         VISIONARY AND VISIONARY CHOICE

              Flexible Premium Deferred Variable Annuity Contracts
              ----------------------------------------------------

                                 Issued Through

                 IL ANNUITY AND INSURANCE CO. SEPARATE ACCOUNT 1

                                   Offered by

                        IL ANNUITY AND INSURANCE COMPANY
                           2960 North Meridian Street
                           Indianapolis, Indiana 46208

                              --------------------


         This Statement of Additional Information expands upon subjects discussed in the current Prospectus for each of the Visionary and Visionary Choice flexible premium deferred variable annuity contracts (each, the "Contract") offered by IL Annuity and Insurance Company ("we", "us", "our", "IL Annuity").

         You may obtain a copy of the Prospectus for the Visionary and Visionary Choice Contract dated May 1, 2001 by calling 1-888-232-6486 or by writing to the Variable Administrative Office: IL Annuity and Insurance Company, c/o USA Administration Services, Inc., 400 West Market Street, 11th Floor, Louisville, KY 40202 or P.O. Box 34280, Louisville, KY 40232-4280. You may also fax the Variable Administrative Office at 1-800-611-3587.


         This Statement incorporates terms used in the current Prospectus for each Contract.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUSES FOR YOUR CONTRACT AND THE FUNDS.


         The date of this Statement of Additional Information is May 1, 2001.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----


Additional Contract Provisions.................................................1
   The Contract................................................................1
   Incontestability............................................................1
   Incorrect Age or Sex........................................................1
   Nonparticipation............................................................1
   Options.....................................................................2
   Tax Status of the Contracts.................................................2
Calculation of Variable Account and Adjusted Historic Portfolio Performance
 Data..........................................................................3
   Money Market Variable Account Yields........................................3
   Other Variable Account Yields...............................................5
   Average Annual Total Returns for the Variable Accounts......................6
   Non-Standard Variable Account Total Returns.................................7
   Adjusted Historic Portfolio Performance Data................................8
   Effect of the Contract Fee on Performance Data..............................8
   Other Information...........................................................8
Historic Performance Data......................................................9
   General Limitations.........................................................9
   Variable Account Performance Figures........................................9
   Adjusted Historical Portfolio Performance Figures..........................14
Net Investment Factor ........................................................19
Variable Annuity Payments.....................................................19
   Assumed Investment Rate....................................................20
   Amount of Variable Annuity Payments........................................20
   Annuity Unit Value.........................................................21
Illustration of Calculation of Annuity Unit Value.............................21
Illustration of Variable Annuity Payments.....................................22
Addition, Deletion or Substitution of Investments.............................22
   Resolving Material Conflicts...............................................22
Termination of Participation Agreements.......................................23
   The Alger American Fund....................................................23
   Fidelity Variable Insurance Products Fund and Fund II......................24
   First Eagle SoGen Variable Funds, Inc......................................24
   OCC Accumulation Trust.....................................................25
   Royce Capital Fund.........................................................26
   SAFECO Resource Series Trust...............................................27
   T. Rowe Price Fixed Income Series, Inc. and T. Rowe Price International
    Series, Inc...............................................................27
   Van Eck Worldwide Insurance Trust..........................................28
   Neuberger Berman Advisers Management Trust.................................28
   PIMCO Variable Insurance Trust.............................................29
Voting Rights.................................................................30
Safekeeping of Account Assets.................................................30
Service Fees..................................................................31
Distribution of the Contracts.................................................31
Legal Matters.................................................................32
Experts  .....................................................................32
Other Information.............................................................32
Financial Statements..........................................................32

                         ADDITIONAL CONTRACT PROVISIONS

THE CONTRACT

         The entire contract is the Contract, the signed application, the data page, the endorsements, options and all other attached papers. The statements made in the application are deemed representations and not warranties. We will not use any statement in defense of a claim or to void the Contract unless the application contains it.

         Any change in the Contract or waiver of its provisions must be in writing and signed by our President, a Vice President, Secretary or Assistant Secretary. No other person -- no agent or Registered Representative -- has authority to change or waive any provision of this Contract.

         Upon notice to you, we may modify the Contract if necessary to:

         o permit the Contract or the Separate Account to comply with any applicable law or regulation that a governmental agency issues; or

         o assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or variable annuity contracts; or

         o effect a change in the operation of the Separate Account or to provide additional investment options.

         In the event of such modifications, we will make the appropriate endorsement to the Contract.

INCONTESTABILITY

         We will not contest the Contract from the Date of Issue.

INCORRECT AGE OR SEX

         We may require proof of age, sex, and right to payments before making any life annuity payments. If the age or sex (if applicable) of the annuitant has been stated incorrectly, then we will determine the Annuity Start Date and the amount of the annuity payments by using the correct age and sex. If a misstatement of age or sex results in annuity payments that are too large, then we will charge the overpayments with compound interest against subsequent payments. If we have made payments that are too small, then we will pay the underpayments with compound interest upon receipt of notice of the underpayments. We will pay adjustments for overpayments or underpayments with interest at the rate then in use to determine the rate of payments.

NONPARTICIPATION

         The Contract does not participate in our surplus earnings or profits.

OPTIONS

         Except in the limited circumstances described below, we will issue four options automatically upon the issuance of each Contract. These options provide for the waiver of the Withdrawal Charge in case of extended hospitalization, long term care, terminal illness, or the post secondary education of certain family members or the Annuitant, as provided in the option. There is no additional charge for the issuance of the options, which are available only at the issuance of the Contract. All options may not be available in all states.

TAX STATUS OF THE CONTRACTS

         Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

         Diversification Requirements. The Code requires that the investments of each investment division of the separate account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

         Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over separate account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the Owner of the separate account assets supporting the Contract.

         Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Internal Revenue Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of a holder of the Contract.


         Specifically, section 72(s) requires that (a) if any Owner dies on or after the Annuity Start Date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the Annuity Start Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner's death. The designated beneficiary refers to a natural person designated by the Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new owner.


         The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

         Other rules may apply to Qualified Contracts.

         CALCULATION OF VARIABLE ACCOUNT AND ADJUSTED HISTORIC PORTFOLIO
                                PERFORMANCE DATA

         We may advertise and disclose historic performance data for the Variable Accounts, including yields, standard annual total returns, and nonstandard measures of performance of the Variable Accounts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the SEC defined standards.

MONEY MARKET VARIABLE ACCOUNT YIELDS

         Advertisements and sales literature may quote the current annualized yield of the Money Market Variable Account for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses, or income other than investment income, on shares of the Money Market Portfolio.

         We compute this current annualized yield by determining the net change (not including any realized gains and losses on the sale of securities, unrealized appreciation and depreciation, and income other than investment income) at the end of the seven-day period in the value of a hypothetical Variable Account under a Contract having a balance of one unit of the Money Market Variable Account at the beginning of the period. We divide that net change in Variable Account value by the value of the hypothetical Variable Account at the beginning of the period to determine the base period return. Then we annualize this quotient on a 365-day basis. The net change in account value reflects (i) net income from the Money Market Portfolio in which the hypothetical Variable Account invests; and (ii) charges and deductions imposed under the Contract that are attributable to the hypothetical Variable Account.

         These charges and deductions include the per unit charges for the annualized Contract Fee, the mortality and expense risk charge and the asset-based administration charge. For purposes of calculating current yields for a Contract, we use an average per unit Contract Fee based on the $30 annualized Contract Fee that we deduct in four equal payments at the end of each Contract Quarter.

         We calculate the current yield by the following formula:

         Current Yield = ((NCS - ES)/UV) X (365/7)

         Where:
         NCS         =       the net change in the value of the Money Market
                             Portfolio (not including any realized gains or losses on the sale of securities, unrealized appreciation and depreciation, and income other than investment income) for the seven-day period attributable to a hypothetical Variable Account having a balance of one Variable Account unit.

         ES          =       per unit charges deducted from the hypothetical
                             Variable Account for the seven-day period.

         UV          =       the unit value for the first day of the seven-day
                             period.

         We may also disclose the effective yield of the Money Market Variable Account for the same seven-day period, determined on a compounded basis. We calculate the effective yield by compounding the unannualized base period return by adding one to the base return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

         Effective Yield = (1 + ((NCS-ES)/UV))(365/7) - 1

         Where:
         NCS         =       the net change in the value of the Money Market
                             Portfolio (not including any realized gains or losses on the sale of securities, unrealized appreciation and depreciation, and income other than investment income) for the seven-day period attributable to a hypothetical Variable Account having a balance of one Variable Account unit.

         ES          =       per unit charges deducted from the hypothetical
                             Variable Account for the seven-day period.

         UV          =       the unit value for the first day of the seven-day
                             period.

         The Money Market Variable Account's yield is lower than the Money Market Portfolio's yield because of the charges and deductions that the Contract imposes.

         The current and effective yields on amounts held in the Money Market Variable Account normally fluctuate on a daily basis. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Money Market Variable Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types and quality of securities held by the Money Market Portfolio and that Portfolio's operating expenses. We may also present yields on amounts held in the Money Market Variable Account for periods other than a seven-day period.

         Yield calculations do not take into account the Withdrawal Charge that we assess on certain withdrawals of Contract Value. The amount of the Withdrawal Charge depends on the Withdrawal Charge Option and the Free Withdrawal Option that you choose at the time of purchase. See "Fees and Charges" in the prospectus for further description of these options. No Withdrawal Charge applies to Contract Value in excess of aggregate Premium Payments.


         Based on the method of calculation described above, for the seven-day period ended December 31, 2000, the current yield and the effective yield for the Money Market Variable Account were as follows:

                                    Current yield:              4.96%
                                                              -------
                                    Effective yield:            5.09%
                                                              -------


OTHER VARIABLE ACCOUNT YIELDS

         Sales literature or advertisements may quote the current annualized yield of one or more of the Variable Accounts (except the Money Market Variable Account) under the Contract for 30-day or one-month periods. The annualized yield of a Variable Account refers to income that the Variable Account generates during a 30-day or one-month period and is assumed to be generated during each period over a 12-month period.

         We compute the annualized 30-day yield by:

                  1. Subtracting the Variable Account expenses for the period from the net investment income of the portfolio attributable to the Variable Account units;
                  2. Dividing 1. by the maximum offering price per unit on the last day of the period;
                  3. Multiplying 2. by the daily average number of units outstanding for the period;
                  4.       compounding that yield for a six-month period; and
                  5.       multiplying the result in 4. by 2.

         Expenses of the Variable Account include the annualized Contract Fee, the asset-based administration charge and the mortality and expense risk charge. The yield calculation assumes that we deduct a Contract Fee of $30 per year per Contract at the end of each Contract Year. For purposes of calculating the 30-day or one-month yield, we use an average Contract Fee based on the average Contract Value in the Variable Account to determine the amount of the charge attributable to the Variable Account for the 30-day or one-month period. We calculate the 30-day or one-month yield by the following formula:

         Yield       =       2 X ((((NI - ES)/(U X UV)) + 1)(6) - 1)

         Where:
         NI          =       net income of the portfolio for the 30-day or one-
                             month period attributable to the Variable Account's units.

         ES          =       charges deducted from the Variable Account for the
                             30-day or one-month period.

         U           =       the average number of units outstanding.

         UV          =       the unit value at the close (highest) of the last
                             day in the 30-day or one-month period.

         The yield for the Variable Account is lower than the yield for the corresponding portfolio because of the charges and deductions that the Contract imposes.

         The yield on the amounts held in the Variable Accounts normally fluctuates over time. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The types and quality of securities that a portfolio holds and its operating expenses affect the corresponding Variable Account's actual yield.

         Yield calculations do not take into account the Withdrawal Charge that we assess on certain withdrawals of Contract Value. The amount of the Withdrawal Charge depends on the Withdrawal Charge Option and the Free Withdrawal Option that you choose at the time of purchase. See "Fees and Charges" in the prospectus for further description of these options.

AVERAGE ANNUAL TOTAL RETURNS FOR THE VARIABLE ACCOUNTS

         Sales literature or advertisements may quote average annual total returns for one or more of the Variable Accounts for various periods of time. If we advertise total return for the Money Market Variable Account, then those advertisements and sales literature will include a statement that yield more closely reflects current earnings than total return.

         When a Variable Account has been in operation for 1, 5, and 10 years, respectively, we will provide the average annual total return for these periods. We may also disclose average annual total returns for other periods of time.

         Standard average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. Each period's ending date for which we provide total return quotations will be for the most recent calendar quarter-end practicable, considering the type of the communication and the media through which it is communicated.

         We calculate the standard average annual total returns using Variable Account unit values that we calculate on each valuation day based on the performance of the Variable Account's underlying portfolio, the deductions for the mortality and expense risk charge, the deductions for the asset-based administration charge and the annualized Contract Fee. The calculation assumes that we deduct a Contract Fee of $7.50 per quarter per Contract at the end of each Contract quarter. For purposes of calculating average annual total return, we use an average per-dollar per-day Contract Fee attributable to the hypothetical Variable Account for the period. The calculation also assumes total withdrawal of the Contract at the end of the period for the return quotation and will take into account the Withdrawal Charge applicable to the Contract that we assess on certain withdrawals of Contract Value.

We calculate the standard total return by the following formula:

         TR   =      ((ERV/P)(1/N)) - 1

         Where:
         TR   =      the average annual total return net of Variable Account
                     recurring charges.

         ERV  =      the ending redeemable value (net of any applicable
                     Withdrawal Charge) of the hypothetical Variable Account at the end of the period.

         P    =      a hypothetical initial payment of $1,000.

         N    =      the number of years in the period.

NON-STANDARD VARIABLE ACCOUNT TOTAL RETURNS

         Sales literature or advertisements may quote average annual total returns for the Variable Accounts that do not reflect any Withdrawal Charges. We calculate such nonstandard total returns in exactly the same way as the average annual total returns described above, except that we replace the ending redeemable value of the hypothetical Variable Account for the period with an ending value for the period that does not take into account any Withdrawal Charges.

         We may disclose cumulative total returns in conjunction with the standard formats described above. We calculate the cumulative total returns using the following formula:

         CTR  =      (ERV/P) - 1

         Where:
         CTR  =      the cumulative total return net of Variable Account
                     recurring charges for the period.

         ERV  =      the ending redeemable value of the hypothetical investment at the end of the period.

         P    =      a hypothetical single payment of $1,000.

ADJUSTED HISTORIC PORTFOLIO PERFORMANCE DATA

         Sales literature or advertisements may quote adjusted yields and total returns for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic Portfolio performance may include data that precedes the inception dates of the Variable Accounts. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.

         We will disclose nonstandard performance data only if we disclose the standard performance data for the required periods.

EFFECT OF THE CONTRACT FEE ON PERFORMANCE DATA

         The Contract provides for the deduction of a $7.50 Contract Fee at the end of each Contract Quarter from the Fixed and Variable Accounts. We base it on the proportion that the value of each such Account bears to the total Contract Value. For purposes of reflecting the Contract Fee in yield and total return quotations, we convert the Contract Fee into a per-dollar per-day charge based on the average Contract Value in the Separate Account of all Contracts on the last day of the period for which quotations are provided. Then, we adjust the per-dollar per-day average charge to reflect the basis upon which we calculate the particular quotation.

OTHER INFORMATION

         The following is a partial list of those publications that the Funds' advertising shareholder materials may cite as containing articles describing investment results or other data relative to one or more of the Variable Accounts. They may cite other publications.

         Broker World                              Financial World
         Across the Board                          Advertising Age
         American Banker                           Barron's
         Best's Review                             Business Insurance
         Business Month                            Business Week
         Changing Times                            Consumer Reports
         Economist                                 Financial Planning
         Forbes                                    Fortune
         Inc.                                      Institutional Investor
         Insurance Forum                           Insurance Sales
         Insurance Week                            Journal of Accountancy
         Journal of the American Society of        Journal of Commerce
            CLU & ChFC
         Life Insurance Selling                    Life Association News
         MarketFacts                               Manager's Magazine

         National Underwriter                          Money
         Morningstar, Inc.                             Nation's Business
         New Choices (formerly 50 Plus)                New York Times
         Pension World                                 Pensions & Investments
         Rough Notes                                   Round the Table
         U.S. Banker                                   VARDs
         Wall Street Journal                           Working Woman

                            HISTORIC PERFORMANCE DATA

GENERAL LIMITATIONS

         The figures below represent the past performance of the Variable Accounts and are not indicative of future performance. The figures may reflect the waiver of advisory fees and reimbursement of other expenses.

         The Funds have provided the Portfolios' performance data. We derive the Variable Account performance data from the data that the Funds provide. None of the Funds are affiliated with IL Annuity. In preparing the tables below, IL Annuity relied on the Funds' data. While IL Annuity has no reason to doubt the accuracy of the figures provided by the Funds, IL Annuity has not verified those figures.

VARIABLE ACCOUNT PERFORMANCE FIGURES

         The following charts show the historical performance data for the Variable Accounts since each Variable Account's commencement of operations. THESE FIGURES ARE NOT AN INDICATION OF FUTURE PERFORMANCE OF THE VARIABLE ACCOUNTS. Some of the figures reflect the waiver of advisory fees and reimbursement of other expenses for part or all of the periods indicated.

         Standard average annual total returns for periods since the inception of each Variable Account are as follows. These figures include: the daily deduction of a mortality and expenses charge at an annual rate of 1.25%; the daily deduction of an administrative expenses charge at an annual rate of 0.15%; the quarterly deduction of an administration charge of $7.50 adjusted for average account size; and the contingent deferred sales load of 7% in the first year, decreasing to 6% in the seventh Contract Year, and then declining by 2% in each subsequent Contract Year until it is zero in Contract Year ten.

===================================================================================================================
              Variable Account                  For the 1-year    For the 3-year  For the 5-year   For the period from
  (Date Variable Account operations began)       period ended      period ended    period ended        beginning of
                                                  12/31/00           12/31/00       12/31/00         Variable Account
                                                                                                      operations to
                                                                                                        12/31/00
-------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUND
-------------------------------------------------------------------------------------------------------------------
     MidCap Growth (11/6/95)                           0.65%           19.99%          16.84%          14.90%
     Small Capitalization (11/6/95)                  -33.24%            2.80%           4.30%           2.60%
-------------------------------------------------------------------------------------------------------------------

===================================================================================================================
              Variable Account                  For the 1-year    For the 3-year  For the 5-year   For the period from
  (Date Variable Account operations began)       period ended      period ended    period ended        beginning of
                                                  12/31/00           12/31/00       12/31/00         Variable Account
                                                                                                      operations to
                                                                                                        12/31/00
-------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUNDS (INITIAL CLASS)
-------------------------------------------------------------------------------------------------------------------
     Asset Manager (11/6/95)                         -11.91%            3.43%           8.59%           9.25%
     Contrafund(R)(11/6/95)                          -14.35%           11.21%          15.35%          14.86%
     Equity Income (11/6/95)                          -0.10%            5.18%          11.00%          11.92%
     Growth (11/6/95)                                -18.35%           16.14%          16.90%          14.92%
     Index 500 (11/6/95)                             -16.84%            8.40%          15.53%          16.09%
     Investment Grade Bond (11/6/95)                   2.63%            2.51%           3.43%           3.82%
     Money Market (11/6/95)*                          -2.19%            1.96%           2.85%           2.89%
-------------------------------------------------------------------------------------------------------------------
FIRST EAGLE SOGEN VARIABLE FUNDS, INC.(1)
-------------------------------------------------------------------------------------------------------------------
     First Eagle SoGen Overseas (9/1/97)              -1.37%           13.24%            N/A            9.50%
-------------------------------------------------------------------------------------------------------------------
NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST
-------------------------------------------------------------------------------------------------------------------
     Mid-Cap Growth (5/1/00)                            N/A              N/A             N/A          -30.89%
     Socially Responsive (5/1/00)                       N/A              N/A             N/A            3.38%
-------------------------------------------------------------------------------------------------------------------
OCC ACCUMULATION TRUST
-------------------------------------------------------------------------------------------------------------------
     Managed (11/6/95)                                 1.21%            3.64%          10.61%          10.95%
     Small Cap (11/6/95)                              35.15%            5.19%          10.80%          11.26%
-------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE SHARES)
-------------------------------------------------------------------------------------------------------------------
     High Yield Bond (5/1/00)                           N/A              N/A             N/A           -8.37%
     Real Return Bond (5/1/00)                          N/A              N/A             N/A            4.27%
     StocksPLUS Growth and Income (5/1/00)              N/A              N/A             N/A           -8.26%
-------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND
-------------------------------------------------------------------------------------------------------------------
     Royce Micro-Cap (9/1/97)                          9.84%           13.00%            N/A           32.75%
-------------------------------------------------------------------------------------------------------------------
SAFECO RESOURCE SERIES TRUST
-------------------------------------------------------------------------------------------------------------------
     Equity (9/1/97)                                 -18.20%            3.14%            N/A            2.82%
     Growth (9/1/97)                                 -13.97%           -3.46%            N/A            0.99%
-------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE FIXED INCOME SERIES, INC.
-------------------------------------------------------------------------------------------------------------------
     Limited-Term Bond (11/6/95)                       0.66%            1.99%           2.65%           2.92%
-------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL SERIES, INC.
-------------------------------------------------------------------------------------------------------------------
     International Stock (11/6/95)                   -24.69%            4.61%           5.59%           6.29%
-------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------
     Worldwide Hard Assets (11/6/95)                   2.79%           -6.08%          -1.35%           0.12%
===================================================================================================================

* Yield more closely reflects current earnings of the Money Market Variable Account than its total return.

         Nonstandard average annual total returns for periods since the inception of each Variable Account are as follows. These figures include: the daily deduction of a mortality and expenses charge at an annual rate of 1.25%; and the daily deduction of an administrative expenses charge at an annual rate of 0.15%.



----------------------
(1)First Eagle SoGen Funds, Inc. was formerly known as SoGen Funds, Inc., and First Eagle SoGen Overseas Variable Portfolio was formerly known as SoGen Overseas Variable Portfolio.

         These figures do not reflect the quarterly deduction of an administration charge and the contingent deferred sales load which, if deducted, would reduce performance. Nonstandard performance data will only be disclosed if standard performance data for the required periods is also disclosed.

===================================================================================================================
              Variable Account                  For the 1-year    For the 3-year  For the 5-year   For the period from
  (Date Variable Account operations began)       period ended      period ended    period ended        beginning of
                                                  12/31/00           12/31/00       12/31/00         Variable Account
                                                                                                      operations to
                                                                                                        12/31/00
-------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUND
-------------------------------------------------------------------------------------------------------------------
     MidCap Growth (11/6/95)                          7.68%           21.62%          17.62%          15.69%
     Small Capitalization (11/6/95)                 -28.20%            4.98%           5.48%           3.81%
-------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUNDS (INITIAL CLASS)
-------------------------------------------------------------------------------------------------------------------
     Asset Manager (11/6/95)                         -5.25%            5.60%           9.63%          10.22%
     Contrafund(R)(11/6/95)                          -7.87%           13.11%          16.19%          15.67%
     Equity Income (11/6/95)                          6.93%            7.27%          11.94%          12.78%
     Growth (11/6/95)                               -12.19%           17.86%          17.66%          15.69%
     Index 500 (11/6/95)                            -10.55%           10.39%          16.35%          16.86%
     Investment Grade Bond (11/6/95)                  9.69%            4.74%           4.69%           5.01%
     Money Market (11/6/95) *                         4.85%            4.20%           4.11%           4.11%
-------------------------------------------------------------------------------------------------------------------
FIRST EAGLE SOGEN VARIABLE FUNDS, INC.
-------------------------------------------------------------------------------------------------------------------
     First Eagle SoGen Overseas (9/1/97)              5.68%           15.10%             N/A          11.23%
-------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
-------------------------------------------------------------------------------------------------------------------
     Mid-Cap Growth (5/1/00)                            N/A              N/A             N/A         -25.67%
     Socially Responsive (5/1/00)                       N/A              N/A             N/A          10.45%
-------------------------------------------------------------------------------------------------------------------
OCC ACCUMULATION TRUST
-------------------------------------------------------------------------------------------------------------------
     Managed (11/6/95)                                8.23%            5.78%          11.55%          11.82%
     Small Cap (11/6/95)                             42.19%            7.29%          11.75%          12.12%
-------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE SHARES)
-------------------------------------------------------------------------------------------------------------------
     High Yield Bond (5/1/00)                           N/A              N/A             N/A          -1.47%
     Real Return Bond (5/1/00)                          N/A              N/A             N/A          11.27%
     StocksPLUS Growth and Income                       N/A              N/A             N/A          -1.36%
     (5/1/00)
-------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND
-------------------------------------------------------------------------------------------------------------------
     Royce Micro-Cap (9/1/97)                        16.91%           14.88%             N/A          33.82%
-------------------------------------------------------------------------------------------------------------------
SAFECO RESOURCE SERIES TRUST
-------------------------------------------------------------------------------------------------------------------
     Equity (9/1/97)                                -12.02%            5.31%             N/A           4.77%
     Growth (9/1/97)                                 -7.46%           -1.07%             N/A           3.02%
-------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE FIXED INCOME SERIES, INC.
-------------------------------------------------------------------------------------------------------------------
     Limited-Term Bond (11/6/95)                      7.75%            4.27%           3.97%           4.18%
-------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL SERIES, INC.
-------------------------------------------------------------------------------------------------------------------
     International Stock (11/6/95)                  -18.97%            6.77%           6.77%           7.40%
-------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------
    Worldwide Hard Assets (11/6/95)                   9.87%           -3.70%           0.16%           1.51%
===================================================================================================================

* Yield more closely reflects current earnings of the Money Market Variable Account than its total return.

         Standard cumulative total returns for periods since the inception of each Variable Account are as follows. These figures include: the daily deduction of a mortality and expenses charge at an annual rate of 1.25%; the daily deduction of an annual administrative expenses charge at an annual rate of 0.15%; the quarterly deduction of an administration charge of $7.50 adjusted for average account size; and the contingent deferred sales load of 7% in the first year, decreasing to 6% in the seventh Contract Year, and then declining by 2% in each subsequent Contract Year until it is zero in Contract Year ten.

===================================================================================================================
              Variable Account                  For the 1-year    For the 3-year  For the 5-year   For the period from
  (Date Variable Account operations began)       period ended      period ended    period ended        beginning of
                                                  12/31/00           12/31/00       12/31/00         Variable Account
                                                                                                      operations to
                                                                                                        12/31/00
-------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUND
-------------------------------------------------------------------------------------------------------------------
     MidCap Growth (11/6/95)                          0.65%           72.74%         117.72%         104.63%
     Small Capitalization (11/6/95)                 -33.24%            8.63%          23.43%          14.13%
-------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUNDS (INITIAL CLASS)
-------------------------------------------------------------------------------------------------------------------
     Asset Manager (11/6/95)                        -11.91%           10.65%          51.01%          57.78%
     Contrafund(R)(11/6/95)                         -14.35%           37.54%         104.25%         104.31%
     Equity Income (11/6/95)                         -0.10%           16.34%          68.49%          78.70%
     Growth (11/6/95)                               -18.35%           56.65%         118.27%         104.83%
     Index 500 (11/6/95)                            -16.84%           27.39%         105.78%         115.83%
     Investment Grade Bond (11/6/95)                  2.63%            7.71%          18.38%          21.32%
     Money Market (11/6/95)*                         -2.19%            5.98%          15.06%          15.80%
-------------------------------------------------------------------------------------------------------------------
FIRST EAGLE SOGEN VARIABLE FUNDS, INC.(2)
-------------------------------------------------------------------------------------------------------------------
     First Eagle SoGen Overseas (9/1/97)             -1.37%           45.23%        N/A               35.33%
-------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
-------------------------------------------------------------------------------------------------------------------
     Mid-Cap Growth (5/1/00)                            N/A              N/A             N/A         -30.89%
     Socially Responsive (5/1/00)                       N/A              N/A             N/A           3.38%
-------------------------------------------------------------------------------------------------------------------
OCC ACCUMULATION TRUST
-------------------------------------------------------------------------------------------------------------------
     Managed (11/6/95)                                1.21%           11.31%          65.55%          70.87%
     Small Cap (11/6/95)                             35.15%           16.38%          66.99%          73.35%
-------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE SHARES)
-------------------------------------------------------------------------------------------------------------------
     High Yield Bond (5/1/00)                           N/A              N/A             N/A          -8.37%
     Real Return Bond (5/1/00)                          N/A              N/A             N/A           4.27%
     StocksPLUS Growth and Income (5/1/00)              N/A              N/A             N/A          -8.26%
-------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND
-------------------------------------------------------------------------------------------------------------------
     Royce Micro-Cap (9/1/97)                         9.84%           44.28%             N/A          58.02%
-------------------------------------------------------------------------------------------------------------------
SAFECO RESOURCE SERIES TRUST
-------------------------------------------------------------------------------------------------------------------
     Equity (9/1/97)                                -18.20%            9.73%             N/A           9.73%
     Growth (9/1/97)                                -13.97%          -10.02%             N/A           3.33%
-------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE FIXED INCOME SERIES, INC.
-------------------------------------------------------------------------------------------------------------------
     Limited-Term Bond (11/6/95)                      0.66%            6.08%          13.98%          15.97%
-------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL SERIES, INC.
-------------------------------------------------------------------------------------------------------------------
     International Stock (11/6/95)                  -24.69%           14.48%          31.23%          36.97%
-------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------
     Worldwide Hard Assets (11/6/95)                  2.79%          -17.15%          -6.57%           0.60%
===================================================================================================================

* Yield more closely reflects current earnings of the Money Market Variable Account than its total return.



---------------------
(2)First Eagle SoGen Funds, Inc. was formerly known as SoGen Funds, Inc., and First Eagle SoGen Overseas Variable Portfolio was formerly known as SoGen Overseas Variable Portfolio.

         Nonstandard cumulative total returns for each Variable Account for the periods since the inception of each Variable Account are as follows. These figures include: the daily deduction of a mortality and expenses charge at an annual rate of 1.25%; and the daily deduction of the annual administrative expenses charge at an annual rate of 0.15%.

         These figures do not reflect the quarterly deduction of an administration charge and the contingent deferred sales load which, if deducted, would reduce performance. Nonstandard performance data will only be disclosed if standard performance data for the required periods is also disclosed.

===================================================================================================================
              Variable Account                  For the 1-year    For the 3-year  For the 5-year   For the period from
  (Date Variable Account operations began)       period ended      period ended    period ended        beginning of
                                                  12/31/00           12/31/00       12/31/00         Variable Account
                                                                                                      operations to
                                                                                                        12/31/00
-------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUND
-------------------------------------------------------------------------------------------------------------------
     MidCap Growth (11/6/95)                          7.68%           79.91%         125.14%         112.03%
     Small Capitalization (11/6/95)                 -28.20%           15.70%          30.56%          21.25%
-------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUNDS (INITIAL CLASS)
-------------------------------------------------------------------------------------------------------------------
     Asset Manager (11/6/95)                         -5.25%           17.77%          58.33%          65.12%
     Contrafund(R)(11/6/95)                          -7.87%           44.71%         111.76%         111.82%
     Equity Income (11/6/95)                          6.93%           23.43%          75.73%          85.95%
     Growth (11/6/95)                               -12.19%           63.73%         125.51%         112.05%
     Index 500 (11/6/95)                            -10.55%           34.52%         111.76%         123.29%
     Investment Grade Bond (11/6/95)                  9.69%           14.89%          25.73%          28.67%
     Money Market (11/6/95)*                          4.85%           13.13%          22.23%          23.02%
-------------------------------------------------------------------------------------------------------------------
FIRST EAGLE SOGEN VARIABLE FUNDS, INC.(3)
-------------------------------------------------------------------------------------------------------------------
     First Eagle SoGen Overseas (9/1/97)              5.68%           52.47%             N/A          42.58%
-------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
-------------------------------------------------------------------------------------------------------------------
     Mid-Cap Growth (5/1/00)                            N/A              N/A             N/A         -25.67%
     Socially Responsive (5/1/00)                       N/A              N/A             N/A          10.45%
-------------------------------------------------------------------------------------------------------------------
OCC ACCUMULATION TRUST
-------------------------------------------------------------------------------------------------------------------
     Managed (11/6/95)                                8.23%           18.38%          72.24%          77.87%
     Small Cap (11/6/95)                             42.19%           23.50%          74.29%          80.35%
-------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE SHARES)
-------------------------------------------------------------------------------------------------------------------
     High Yield Bond (5/1/00)                           N/A              N/A             N/A          -1.47%
     Real Return Bond (5/1/00)                          N/A              N/A             N/A          11.27%
     StocksPLUS Growth and Income (5/1/00)              N/A              N/A             N/A          -1.36%
-------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND
-------------------------------------------------------------------------------------------------------------------
     Royce Micro-Cap (9/1/97)                        16.91%           51.62%             N/A         164.16%
-------------------------------------------------------------------------------------------------------------------
SAFECO RESOURCE SERIES TRUST
-------------------------------------------------------------------------------------------------------------------
     Equity (9/1/97)                                -12.02%           16.81%             N/A          16.18%
     Growth (9/1/97)                                 -7.46%           -3.18%             N/A          10.43%
-------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE FIXED INCOME SERIES, INC.
-------------------------------------------------------------------------------------------------------------------
     Limited-Term Bond (11/6/95)                      7.75%           13.36%          21.49%          23.49%
-------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL SERIES, INC.
-------------------------------------------------------------------------------------------------------------------
     International Stock (11/6/95)                  -18.97%           21.72%          38.74%          44.49%
-------------------------------------------------------------------------------------------------------------------

(3)First Eagle SoGen Funds, Inc. was formerly known as SoGen Funds, Inc., and First Eagle SoGen Overseas Variable Portfolio was formerly known as SoGen Overseas Variable Portfolio.

===================================================================================================================
              Variable Account                  For the 1-year    For the 3-year  For the 5-year   For the period from
  (Date Variable Account operations began)       period ended      period ended    period ended        beginning of
                                                  12/31/00           12/31/00       12/31/00         Variable Account
                                                                                                      operations to
                                                                                                        12/31/00
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------
     Worldwide Hard Assets (11/6/95)                  9.87%          -10.69%           0.80%           8.02%
===================================================================================================================

* Yield more closely reflects current earnings of the Money Market Variable Account than its total return.

ADJUSTED HISTORICAL PORTFOLIO PERFORMANCE FIGURES

         The following tables show adjusted historical performance data for the Portfolios, including for periods before the Variable Accounts began operations. It is based on the performance of each Portfolio since its operations began, adjusted to deduct some or all of the charges we currently assess under the Contracts. THESE FIGURES ARE NOT AN INDICATION OF THE FUTURE PERFORMANCE OF THE VARIABLE ACCOUNTS. Some of the figures reflect the waiver of advisory fees and reimbursement of other expenses for part or all of the periods indicated.

         Adjusted historical average annual total returns for periods since the inception of each Portfolio (assumes the Contract is surrendered) are as follows. These figures include: the daily deduction of the mortality and expenses charges at an annual rate of 1.25% (except that, prior to the inception of the corresponding Variable Account, deductions are monthly); the daily deduction of the annual administrative expenses charge at an annual rate of 0.15% (except that, prior to the inception of the corresponding Variable Account, deductions are monthly); the quarterly deduction of the administration charge of $7.50 adjusted for average account size; and the deduction of the applicable contingent deferred sales load for the Visionary contract and the Date of Issue Withdrawal Charge Option under the Visionary Choice contract.

========================================= ============ ============ ============= ============= ====================
               Portfolio                    For the      For the      For the       For the       For the period
   (Date Portfolio operations began)        1-year       3-year        5-year       10-year      from beginning of
                                            period       period        period        period          Portfolio
                                             ended        ended        ended         ended          operations
                                           12/31/00     12/31/00      12/31/00      12/31/00        to 12/31/00
--------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUND
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
   MidCap Growth (5/3/93)                      0.65%       19.99%       16.84%          N/A            20.64%
   Small Capitalization (9/20/88)            -33.24%        2.80%        4.30%        11.97%           14.31%
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
FIDELITY VIP FUNDS (INITIAL CLASS)
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
   Asset Manager (9/6/89)                    -11.91%        3.43%        8.59%        10.56%            9.81%
   Contrafund(R)(1/3/95)                     -14.35%       11.21%       15.35%          N/A            19.02%
   Equity Income (10/9/86)                    -0.10%        5.18%       11.00%        15.68%           11.69%
   Growth (10/9/86)                          -18.35%       16.14%       16.90%        18.34%           14.74%
   Index 500 (8/27/92)                       -16.84%        8.40%       15.53%          N/A            15.19%
   Investment Grade Bond (12/5/88)             2.63%        2.51%        3.43%         6.13%            6.21%
   Money Market (4/2/82)*                     -2.19%        1.96%        2.85%         3.43%            4.94%
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
FIRST EAGLE SOGEN VARIABLE FUNDS, INC.
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
   First Eagle SoGen Overseas (2/3/97)        -1.37%       13.24%         N/A           N/A             8.95%
--------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
----------------------------------------- ------------ ------------ ------------- ------------- --------------------

========================================= ============ ============ ============= ============= ====================
               Portfolio                    For the      For the      For the       For the       For the period
   (Date Portfolio operations began)        1-year       3-year        5-year       10-year      from beginning of
                                            period       period        period        period          Portfolio
                                             ended        ended        ended         ended          operations
                                           12/31/00     12/31/00      12/31/00      12/31/00        to 12/31/00
--------------------------------------------------------------------------------------------------------------------
   Mid-Cap Growth (11/3/97)                  -15.16%       22.30%         N/A           N/A            27.41%
   Socially Responsive (2/18/99)              -9.84%         N/A          N/A           N/A             1.83%
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
OCC ACCUMULATION TRUST
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
   Managed (8/31/88)                           1.21%        3.64%       10.61%        16.44%           15.35%
   Small Cap (8/31/88)                        35.15%        5.19%       10.80%        14.78%           12.18%
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE SHARES)
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
   High Yield Bond (4/30/98)                  -8.64%         N/A          N/A           N/A            -2.71%
   Real Return Bond (9/30/99)                  6.18%         N/A          N/A           N/A             3.98%
   StocksPLUS Growth and Income              -17.04%       10.71%         N/A           N/A            10.70%
   (12/31/97)
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
ROYCE CAPITAL FUND
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
   Royce Micro-Cap (12/27/96)                  9.84%       13.00%         N/A           N/A            28.55%
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
SAFECO RESOURCE SERIES TRUST
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
   Equity (11/6/86)                          -18.20%        3.14%       10.66%        14.74%           11.68%
   Growth (12/31/92)                         -13.97%       -3.46%       11.28%          N/A            17.47%
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
T. ROWE PRICE FIXED INCOME SERIES, INC.
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
   Limited-Term Bond (5/13/94)                 0.66%        1.99%        2.65%          N/A             3.68%
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
T. ROWE PRICE INTERNATIONAL SERIES, INC.
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
   International Stock (3/31/94)             -24.69%        4.61%        5.59%          N/A             5.72%
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
VAN ECK WORLDWIDE INSURANCE TRUST
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
   Worldwide Hard Assets (8/31/89)             2.79%       -6.08%       -1.35%         4.22%            2.90%
========================================= ============ ============ ============= ============= ====================

* Yield more closely reflects current earnings of the Money Market Portfolio than its total return.

         Adjusted historical average annual total returns for periods since the inception of each Portfolio (assumes the Contract is not surrendered) are as follows. These figures include: the daily deduction of the mortality and expenses charge at an annual rate of 1.25% (except that, prior to the inception of the corresponding Variable Account, deductions are monthly); and the daily deduction of the annual administrative expenses charge at the annual rate of 0.15% (except that, prior to the inception of the corresponding Variable Account, deductions are monthly).

         These figures do not reflect the quarterly deduction of the administration charge and any applicable contingent deferred sales load which, if deducted, would reduce performance.

========================================= ============ ============ ============= ============= ====================
               Portfolio                    For the      For the      For the       For the       For the period
   (Date Portfolio operations began)        1-year       3-year        5-year       10-year      from beginning of
                                            period       period        period        period          Portfolio
                                             ended        ended        ended         ended          operations
                                           12/31/00     12/31/00      12/31/00      12/31/00        to 12/31/00
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
ALGER AMERICAN FUND
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
   MidCap Growth (5/3/93)                      7.68%       21.62%       17.62%          N/A            20.85%
   Small Capitalization (9/20/88)            -28.20%        4.98%        5.48%        12.00%           14.36%
----------------------------------------- ------------ ------------ ------------- ------------- --------------------

========================================= ============ ============ ============= ============= ====================
               Portfolio                    For the      For the      For the       For the       For the period
   (Date Portfolio operations began)        1-year       3-year        5-year       10-year      from beginning of
                                            period       period        period        period          Portfolio
                                             ended        ended        ended         ended          operations
                                           12/31/00     12/31/00      12/31/00      12/31/00        to 12/31/00
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
FIDELITY VIP FUNDS (INITIAL CLASS)
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
   Asset Manager (9/6/89)                     -5.25%        5.60%        9.63%        10.63%            9.88%
   Contrafund(R)(1/3/95)                      -7.87%       13.11%       16.19%          N/A            19.56%
   Equity Income (10/9/86)                     6.93%        7.27%       11.94%        15.73%           11.75%
   Growth (10/9/86)                          -12.19%       17.86%       17.66%        18.38%           14.79%
   Index 500 (8/27/92)                       -10.55%       10.39%       16.35%          N/A            15.34%
   Investment Grade Bond (12/5/88)             9.69%        4.74%        4.69%         6.19%            6.28%
   Money Market (4/2/82)*                      4.85%        4.20%        4.11%         3.48%            5.00%
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
FIRST EAGLE SOGEN VARIABLE FUNDS, INC.
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
   First Eagle SoGen Overseas (2/3/97)         5.68%       15.10%         N/A           N/A            10.37%
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
   Mid-Cap Growth (11/3/97)                   -8.74%       23.91%         N/A           N/A            28.78%
   Socially Responsive (2/18/99)              -2.96%         N/A          N/A           N/A             5.57%
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
OCC ACCUMULATION TRUST
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
   Managed (8/31/88)                           8.23%        5.78%       11.55%        16.48%           15.40%
   Small Cap (8/31/88)                        42.19%        7.29%       11.75%        14.84%           12.24%
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE SHARES)
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
   High Yield Bond (4/30/98)                  -2.24%         N/A          N/A           N/A             0.06%
   Real Return Bond (9/30/99)                 12.59%         N/A          N/A           N/A             9.57%
   StocksPLUS Growth and Income              -10.74%       12.66%         N/A           N/A            12.65%
   (12//31/97)
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
ROYCE CAPITAL FUND
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
   Royce Micro-Cap (12/27/96)                 16.91%       14.88%         N/A           N/A            29.43%
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
SAFECO RESOURCE SERIES TRUST
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
   Equity (11/6/86)                          -12.02%        5.31%       11.61%        14.79%           11.75%
   Growth (12/31/92)                          -7.46%       -1.07%       12.21%          N/A            17.68%
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
T. ROWE PRICE FIXED INCOME SERIES, INC.
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
   Limited-Term Bond (5/13/94)                 7.75%        4.27%        3.97%          N/A             4.50%
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
T. ROWE PRICE INTERNATIONAL SERIES, INC.
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
   International Stock (3/31/94)             -18.97%        6.77%        6.77%          N/A             6.44%
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
VAN ECK WORLDWIDE INSURANCE TRUST
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
   Worldwide Hard Assets (8/31/89)             9.87%       -3.70%        0.16%         4.31%            2.99%
========================================= ============ ============ ============= ============= ====================

* Yield more closely reflects current earnings of the Money Market Portfolio than its total return.

         Adjusted historical cumulative total returns for periods since the inception of each Portfolio (assumes the Contract is surrendered) are as follows. These figures include: the daily deduction of the mortality and expenses charge at an annual rate of 1.25% (except that, prior to the inception of the corresponding Variable Account, deductions are monthly); the daily deduction of the annual administrative expenses charge at an annual rate of 0.15% (except that, prior to the inception of the corresponding Variable Account, deductions are monthly); the quarterly deduction of an administration charge of $7.50 adjusted for average account size; and the applicable contingent deferred sales load for the Visionary contract and for the Date of Issue Withdrawal Charge Option under the Visionary Choice contract.

========================================= ============ ============ ============= ============= ====================
               Portfolio                    For the      For the      For the       For the       For the period
   (Date Portfolio operations began)        1-year       3-year        5-year       10-year      from beginning of
                                            period       period        period        period          Portfolio
                                             ended        ended        ended         ended          operations
                                           12/31/00     12/31/00      12/31/00      12/31/00        to 12/31/00
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
ALGER AMERICAN FUND
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
   MidCap Growth (5/3/93)                      0.65%       72.74%      117.72%        N/A             322.31%
   Small Capitalization (9/20/88)            -33.24%        8.63%       23.43%       209.64%          417.53%
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
FIDELITY VIP FUNDS (INITIAL CLASS)
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
   Asset Manager (9/6/89)                    -11.91%       10.65%       51.01%       172.97%          188.57%
   Contrafund(R)(1/3/95)                     -14.35%       37.54%      104.25%          N/A           183.98%
   Equity Income (10/9/86)                    -0.10%       16.34%       68.49%       329.07%          382.34%
   Growth (10/9/86)                          -18.35%       56.65%      118.27%       438.71%          607.65%
   Index 500 (8/27/92)                       -16.84%       27.39%      105.78%          N/A           225.56%
   Investment Grade Bond (12/5/88)             2.63%        7.71%       18.38%        81.23%          107.03%
   Money Market (4/2/82)*                     -2.19%        5.98%       15.06%        40.13%          147.12%
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
FIRST EAGLE SOGEN VARIABLE FUNDS, INC.
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
   First Eagle SoGen Overseas (2/3/97)        -1.37%       45.23%         N/A           N/A            39.80%
--------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
   Mid-Cap Growth (11/3/97)                  -15.16%       82.94%         N/A           N/A           115.07%
   Socially Responsive (2/18/99)              -9.84%         N/A          N/A           N/A             3.44%
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
OCC ACCUMULATION TRUST
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
   Managed (8/31/88)                           1.21%       11.31%       65.55%       358.22%          489.78%
   Small Cap (8/31/88)                        35.15%       16.38%       66.99%       297.03%          316.92%
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE SHARES)
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
   High Yield Bond (4/30/98)                  -8.64%         N/A          N/A           N/A            -7.07%
   Real Return Bond (9/30/99)                  6.18%         N/A          N/A           N/A             5.02%
   StocksPLUS Growth and Income              -17.04%       35.68%         N/A           N/A            35.68%
   (12/31/97)
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
ROYCE CAPITAL FUND
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
   Royce Micro-Cap (12/27/96)                  9.84%       44.28%         N/A           N/A           174.01%
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
SAFECO RESOURCE SERIES TRUST
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
   Equity (11/6/86)                          -18.20%        9.73%       65.94%       295.61%          357.24%
   Growth (12/31/92)                         -13.97%      -10.02%       70.65%          N/A           261.86%
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
T. ROWE PRICE FIXED INCOME SERIES, INC.
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
   Limited-Term Bond (5/13/94)                 0.66%        6.08%       13.98%          N/A            27.16%
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
T. ROWE PRICE INTERNATIONAL SERIES, INC.
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
   International Stock (3/31/94)             -24.69%       14.48%       31.23%          N/A            45.65%
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
VAN ECK WORLDWIDE INSURANCE TRUST
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
   Worldwide Hard Assets (8/31/89)             2.79%      -17.15%       -6.57%        51.19%           38.35%
========================================= ============ ============ ============= ============= ====================

* Yield more closely reflects current earnings of the Money Market Portfolio than its total return.

         Adjusted historical cumulative total returns for periods since the inception of each Portfolio (assumes the Contract is not surrendered) are as follows. These figures include: the daily deduction of the mortality and expenses charges at an annual rate of 1.25% (except that, prior to the inception of the corresponding Variable Account, deductions are monthly); and the daily deduction of the administrative expenses charge at an annual rate of 0.15% (except that, prior to the inception of the corresponding Variable Account, deductions are monthly).

         These figures do not reflect the quarterly deduction of the administration charge and the applicable contingent deferred sales load which, if deducted, would reduce performance. Nonstandard performance data will only be disclosed if standard performance data for the required periods is also disclosed.

========================================= ============ ============ ============= ============= ====================
               Portfolio                    For the      For the      For the       For the       For the period
   (Date Portfolio operations began)        1-year       3-year        5-year       10-year      from beginning of
                                            period       period        period        period          Portfolio
                                             ended        ended        ended         ended          operations
                                           12/31/00     12/31/00      12/31/00      12/31/00        to 12/31/00
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
ALGER AMERICAN FUND
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
   MidCap Growth (5/3/93)                      7.68%       79.91%      125.14%          N/A           327.91%
   Small Capitalization (9/20/88)            -28.20%       15.70%       30.56%       210.58%          420.00%
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
FIDELITY VIP FUNDS (INITIAL CLASS)
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
   Asset Manager (9/6/89)                     -5.25%       17.77%       58.33%       174.50%          190.54%
   Contrafund(R)(1/3/95)                      -7.87%       44.71%      111.76%          N/A           191.86%
   Equity Income (10/9/86)                     6.93%       23.43%       75.73%       330.91%          386.05%
   Growth (10/9/86)                          -12.19%       63.73%      125.51%       440.62%          612.43%
   Index 500 (8/27/92)                       -10.55%       34.52%      111.76%          N/A           229.16%
   Investment Grade Bond (12/5/88)             9.69%       14.89%       25.73%        82.40%          108.76%
   Money Market (4/2/82)*                      4.85%       13.13%       22.23%        40.82%          149.91%
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
FIRST EAGLE SOGEN VARIABLE FUNDS, INC.
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
   First Eagle SoGen Overseas (2/3/97)         5.68%       52.47%         N/A           N/A            47.09%
--------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
   Mid-Cap Growth (11/3/97)                   -8.74%       90.25%         N/A           N/A           122.48%
   Socially Responsive (2/18/99)              -2.96%         N/A          N/A           N/A            10.64%
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
OCC ACCUMULATION TRUST
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
   Managed (8/31/88)                           8.23%       18.38%       72.74%       359.80%          492.92%
   Small Cap (8/31/88)                        42.19%       23.50%       74.29%       298.84%          319.68%
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE SHARES)
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
   High Yield Bond (4/30/98)                  -2.24%         N/A          N/A           N/A             0.17%
   Real Return Bond (9/30/99)                 12.59%         N/A          N/A           N/A            12.15%
   StocksPLUS Growth and Income              -10.74%       43.00%         N/A           N/A            43.00%
   (12/31/97)
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
ROYCE CAPITAL FUND
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
   Royce Micro-Cap (12/27/96)                 16.91%       51.62%         N/A           N/A           181.60%
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
SAFECO RESOURCE SERIES TRUST
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
   Equity (11/6/86)                          -12.02%       16.81%       73.16%       297.29%          360.74%
   Growth (12/31/92)                          -7.46%       -3.18%       77.92%          N/A           267.04%
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
T. ROWE PRICE FIXED INCOME SERIES, INC.
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
   Limited-Term Bond (5/13/94)                 7.75%       13.36%       21.49%          N/A            33.92%
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
T. ROWE PRICE INTERNATIONAL SERIES, INC.
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
   International Stock (3/31/94)             -18.97%       21.72%       38.74%          N/A            52.47%
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
VAN ECK WORLDWIDE INSURANCE TRUST
----------------------------------------- ------------ ------------ ------------- ------------- --------------------
   Worldwide Hard Assets (8/31/89)             9.87%      -10.69%        0.80%        52.46%           39.72%
========================================= ============ ============ ============= ============= ====================

* Yield more closely reflects current earnings of the Money Market Portfolio than its total return.

                              NET INVESTMENT FACTOR

         The Net Investment Factor is an index that measures the investment performance of a Variable Account from one Business Day to the next. Each Variable Account has its own Net Investment Factor, which may be greater or less than one. The Net Investment Factor for each Variable Account equals 1 plus the fraction obtained by dividing (a) by (b) where:

         (a)      is the net result of:


                  1. the investment income, dividends, or income distributions (if the ex-dividend date occurred during the current valuation period), and capital gains, realized or unrealized, of the underlying portfolio credited at the end of the current Business Day; plus


                  2. the amount credited or released from reserves for taxes attributed to the operation of the Variable Account; minus


                  3. the capital losses, realized or unrealized, charged by the underlying portfolio at the end of the current Business Day, minus


                  4. any amount charged for taxes or any amount set aside during the Business Day as a reserve for taxes attributable to the operation or maintenance of the Variable Account; minus


                  5. the amount charged that Business Day for daily Separate Account charges; and


         (b) is the value of the assets in the Variable Account at the end of the preceding Business Day, adjusted for allocations and transfers to and withdrawals and transfers from the Variable Account occurring during that preceding Business Day.

                            VARIABLE ANNUITY PAYMENTS

         We determine the dollar amount of the first variable annuity payment in the same manner as that of a fixed annuity payment. Therefore, for any particular amount applied to a variable payout plan, the dollar amount of the first variable annuity payment and the first fixed annuity payment (assuming the fixed payment is based on the minimum guaranteed 3.0% interest rate) will be the same. Later variable annuity payments, however, will vary to reflect the net investment performance of the Variable Account(s) that you or the Annuitant select.

         Annuity units measure the net investment performance of a Variable Account for purposes of determining the amount of variable annuity payments. On the Annuity Start Date, we use the adjusted Contract Value for each Variable Account to purchase annuity units at the annuity unit value for that Variable Account. The number of annuity units in each Variable

Account then remains fixed unless an exchange of annuity units is made as described below. Each Variable Account has a separate annuity unit value that changes each Business Day in substantially the same way as does the value of an accumulation unit of a Variable Account.

         We determine the dollar value of each variable annuity payment after the first by multiplying the number of annuity units of a particular Variable Account by the annuity unit value for that Variable Account on the Business Day immediately preceding the date of each payment. If the net investment return of the Variable Account for a payment period equals the pro-rated portion of the 3.0% annual assumed investment rate, then the variable annuity payment for that Variable Account for that period will equal the payment for the prior period. If the net investment return exceeds an annualized rate of 3.0% for a payment period, then the payment for that period will be greater than the payment for the prior period. Similarly, if the return for a period falls short of an annualized rate of 3.0%, then the payment for that period will be less than the payment for the prior period.

ASSUMED INVESTMENT RATE

         The discussion concerning the amount of variable annuity payments which follows this section is based on an assumed investment rate of 3.0% per year. Under the Contract, the you may choose an assumed interest rate of 3.0%, 4.0% or 5.0% at the time you select a variable payout plan. We use the assumed investment rate to determine the first monthly payment per thousand dollars of applied value. THIS RATE DOES NOT BEAR ANY RELATIONSHIP TO THE ACTUAL NET INVESTMENT EXPERIENCE OF THE SEPARATE ACCOUNT OR ANY VARIABLE ACCOUNT.

AMOUNT OF VARIABLE ANNUITY PAYMENTS

         The amount of the first variable annuity payment to a payee will depend on the amount (i.e., the adjusted Contract Value, the Surrender Value, the death benefit) applied to effect the variable annuity payment as of the Annuity Start Date, the annuity payout plan option selected, and the Annuitant's age and sex (if applicable). The Contracts contain tables indicating the dollar amount of the first annuity payment under each annuity payment option for each $1,000 applied at various ages. These tables are based upon the 1983 Table A (promulgated by the Society of Actuaries) and an assumed investment rate of 3.0% per year.

         The portion of the first monthly variable annuity payment derived from a Variable Account is divided by the annuity unit value for that Variable Account (calculated as of the date of the first monthly payment). The number of such units remain fixed during the annuity period, assuming that the Annuitant makes no exchanges of annuity units for annuity units of another Variable Account or to provide a fixed annuity payment.

         In any subsequent month, for any Contract, we determine the dollar amount of the variable annuity payment derived from each Variable Account by multiplying the number of annuity units of that Variable Account attributable to that Contract by the value of such annuity unit at the end of the valuation period immediately preceding the date of such payment.

         The annuity unit value will increase or decrease from one payment to the next in proportion to the net investment return of the Variable Account(s) supporting the variable annuity payments, less an adjustment to neutralize the 3.0% assumed investment rate referred to above. Therefore, the dollar amount of variable annuity payments after the first will vary with the amount by which the net investment return of the appropriate Variable Accounts is greater or less than 3.0% per year. For example, for a Contract using only one Variable Account to generate variable annuity payments, if that Variable Account has a cumulative net investment return of 5% over a one year period, the first annuity payment in the next year will be approximately 2% greater than the payment on the same date in the preceding year. If such net investment return is 1% over a one year period, then the first annuity payment in the next year will be approximately 2 percentage points less than the payment on the same date in the preceding year. (See also "Variable Annuity Payments" in the Prospectus.)

ANNUITY UNIT VALUE

         We calculate the value of an annuity unit at the same time that we calculate the value of an accumulation unit and we base it on the same values for fund shares and other assets and liabilities. (See "Separate Account Value" in the Prospectus.) The annuity unit value for each Variable Account's first valuation period was set at $100. We calculate the annuity unit value for a Variable Account for each subsequent valuation period by dividing (1) by (2), then multiplying this quotient by (3) and then multiplying the result by (4), where:

         (1) is the accumulation unit value for the current valuation period;
         (2) is the accumulation unit value for the immediately preceding valuation period;
         (3) is the annuity unit value for the immediately preceding valuation period; and
         (4) is a special factor designed to compensate for the assumed investment rate of 3.0% built into the table used to compute the first variable annuity payment.

         The following illustrations show, by use of hypothetical examples, the method of determining the annuity unit value and the amount of several variable annuity payments based on one Variable Account.

                ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE


1.       Accumulation unit value for current
           valuation period (1/1/01)......................................$11.15
2.       Accumulation unit value for immediately
           preceding valuation period (12/1/00)...........................$11.10
3.       Annuity unit value for immediately preceding
           valuation period (12/1/00)....................................$105.00
4.       Factor to compensate for the assumed
           investment rate of 3.0%........................................0.9975
5.       Annuity unit value of current valuation
           period (1/1/01) ((1) / (2)) x (3) x (4).....................$105.2093

                    ILLUSTRATION OF VARIABLE ANNUITY PAYMENTS


Annuity Start Date:  1/1/01


1.       Number of accumulation units at Annuity Start Date...............10,000
2.       Accumulation unit value........................................$11.1500
3.       Adjusted Contract Value (1)x(2)................................$111,500
4.       First monthly annuity payment per $1,000
           of adj. Contract Value..........................................$5.89
5.       First monthly annuity payment (3)x(4) [division symbol] 1,000 ..$656.74
6.       Annuity unit value............................................$105.2093
7.       Number of annuity units (5)[division symbol](6)..................6.2422
8.       Assume annuity unit value for second month equal to...........$105.3000
9.       Second monthly annuity payment (7)x(8)..........................$657.30
10.      Assume annuity unit value for third month equal to............$104.9000
11.      Third monthly annuity payment (7)x(10)..........................$654.81

                ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS


         IL Annuity may substitute, eliminate, or combine shares of another portfolio for shares already purchased or to be purchased in the future. No substitution, elimination or combination of shares will take place without the prior approval of the SEC. In the event of any such substitution or change, we may (by appropriate endorsement, if necessary) change the Contract to reflect the substitution or change. If we consider it to be in the best interest of Owners and Annuitants, and subject to any approvals that may be required under applicable law, the Separate Account may be operated as a management investment company under the 1940 Act, it may be deregistered under that Act if registration is no longer required, it may be combined with other of our separate accounts, Variable Accounts may be combined or eliminated, or the assets may be transferred to another separate account. In addition, we may, when permitted by law, restrict or eliminate any voting rights you have under the Contracts.


         We will continue to pay a Living Benefit under the Visionary Choice Contract and a Maturity Benefit under the Visionary Contract on Premium Payments allocated to an Eligible Variable Account if: the portfolio underlying an Eligible Variable Account changes its investment objective; we determine that an investment in the portfolio underlying an Eligible Variable Account is no longer appropriate in light of the purposes of the Separate Account; or shares of a portfolio underlying an Eligible Variable Account are no longer available for investment by the Separate Account and we are forced to redeem all shares of the portfolio held by the Eligible Variable Account. (See the Prospectus for your Contract.)

RESOLVING MATERIAL CONFLICTS

         The Funds currently sell shares to registered separate accounts of insurance companies other than IL Annuity to support other variable annuity contracts and variable life insurance contracts. In addition, our other separate accounts and separate accounts of other affiliated life insurance companies may purchase some of the Funds to support other variable annuity or variable life insurance contracts. Moreover, qualified retirement plans may purchase shares of some of the Funds. As a result, there is a possibility that an irreconcilable material conflict may arise between your interests in owning a Contract whose Contract Value is allocated to the Separate Account and of persons owning Contracts whose Contract Values are allocated to one or more other separate accounts investing in any one of the Funds. There is also the possibility that a material conflict may arise between the interests of Contract Owners generally, or certain classes of Contract Owners, and participating qualified retirement plans or participants in such retirement plans.

         We currently do not foresee any disadvantages to you that would arise from the sale of Fund shares to support variable life insurance contracts or variable annuity contracts of other companies or to qualified retirement plans. However, each management of the Funds will monitor events related to their Fund in order to identify any material irreconcilable conflicts that might possibly arise as a result of such Fund offering its shares to support both variable life insurance contracts and variable annuity contracts, or support the variable life insurance contracts and/or variable annuity contracts issued by various unaffiliated insurance companies.

         In addition, the management of the Funds will monitor the Funds in order to identify any material irreconcilable conflicts that might possibly arise as a result of the sale of its shares to qualified retirement plans, if applicable. In the event of such a conflict, the management of the appropriate Fund would determine what action, if any, should be taken in response to the conflict. In addition, if we believe that the response of the Funds to any such conflict does not sufficiently protect you, then we will take our own appropriate action, including withdrawing the Separate Account's investment in such Funds, as appropriate. (See the individual Fund prospectuses for greater detail.)

                     TERMINATION OF PARTICIPATION AGREEMENTS

         The participation agreements pursuant to which the Funds sell their shares to the Variable Account contain varying provisions regarding termination. The following summarizes those provisions:

THE ALGER AMERICAN FUND.  This agreement provides for termination:

o     on six months' advance written notice by any party;
o at IL Annuity's option if shares of any Portfolio are not reasonably available to meet the requirements of the Contracts or are not registered, issued or sold in accordance with applicable state and/or federal law;
o at IL Annuity's option if any portfolio ceases to be qualified as a Regulated Investment Company under Subchapter M of the Internal Revenue Code (the "Code");
o at IL Annuity's option if any portfolio fails to meet certain diversification requirements of the Code;

o at the option of The Alger American Fund (the "Fund") or Fred Alger & Company, Inc. (the "Distributor"), upon a determination that IL Annuity has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity;
o by IL Annuity upon a determination that either the Fund or the Distributor has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity;
o by the Fund or the Distributor if the Contracts cease to qualify as annuity contracts or endowment contracts under the Code or if the Contracts are not registered, issued or sold in accordance with state and/or federal law; or
o on 180 days written notice upon a determination by any party that a material irreconcilable conflict exists.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND AND FUND II. These agreements provide for termination:

o     on six months' advance written notice by any party;
o at IL Annuity's option if shares of any portfolio are not reasonably available to meet the requirements of the Contracts or are not registered, issued or sold in accordance with applicable state and/or federal law;
o at IL Annuity's option if any portfolio ceases to be qualified as a Regulated Investment Company under Subchapter M of the Code;
o at IL Annuity's option if any portfolio fails to meet certain diversification requirements of the Code;
o at the option of either the Fidelity Variable Insurance Products Fund or the Fidelity Variable Insurance Products Fund II (each, the "Fund") or Fidelity Distributors Corporation (the "Underwriter") upon a determination that IL Annuity has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity;
o by IL Annuity upon a determination that either Fund or the Underwriter has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity; or
o by Fund or the Underwriter if IL Annuity provides written notice of its intent to use another investment company as a funding vehicle for the Contracts.

FIRST EAGLE SOGEN VARIABLE FUNDS, INC. This agreement shall continue in full force and effect until the first to occur of:

o termination by any party, for any reason with respect to the portfolio, by 120 days advance written notice delivered to the other parties; or
o termination by IL Annuity by written notice to the First Eagle SoGen Variable Funds, Inc. ("First Eagle SoGen Fund") and Societe Generale Securities Corporation (the "Underwriter") based upon IL Annuity's determination that the portfolio's shares are not reasonably available to meet the requirements of the Contracts; or

o termination by IL Annuity by written notice to the First Eagle SoGen Fund and its Underwriter in the event the portfolio's shares are not registered, issued or sold in accordance with applicable state and/or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts; or
o termination by the First Eagle SoGen Fund or its Underwriter in the event that certain formal administrative proceedings are instituted against IL Annuity by the NASD, the SEC, the Insurance Commissioner or like official of any state or any other regulatory body; or
o termination by IL Annuity in the event that certain formal administrative proceedings are instituted against the First Eagle SoGen Fund or Underwriter by the NASD, the SEC, or any state securities or insurance department or any other regulatory body; or
o termination by IL Annuity by written notice to the First Eagle SoGen Fund and its Underwriter in the event that the portfolio ceases to qualify as a Regulated Investment Company under Subchapter M or fails to comply with the Section 817(h) diversification requirements of the Code; or
o termination by the First Eagle SoGen Fund or its Underwriter by written notice to IL Annuity in the event that the Contracts fail to meet certain qualifications; or
o termination by either the First Eagle SoGen Fund or its Underwriter by written notice to IL Annuity if either one or both of the First Eagle SoGen Fund or its Underwriter respectively, shall determine, in their sole judgment exercised in good faith, that IL Annuity has suffered a material adverse change in its business, operations, financial condition, or prospects since the date of the Participation Agreement or is the subject of material adverse publicity; or
o termination by IL Annuity by written notice to the First Eagle SoGen Fund and its Underwriter, if the Company shall determine, in its sole judgment exercised in good faith, that the First Eagle SoGen Fund, its Adviser, or its Underwriter has suffered a material adverse change in its business, operations, financial condition or prospects since the date of this agreement or is the subject of material adverse publicity; or
o termination by IL Annuity upon any substitution of the shares of another investment company or series thereof for shares of the portfolio in accordance with the terms of the Contracts; or
o termination by any party in the event that the First Eagle SoGen Fund's Board of Directors determines that a material irreconcilable conflict exists.

OCC ACCUMULATION TRUST.  This agreement provides for termination:

o     on six months' advance written notice by any party;
o at IL Annuity's option if shares of any portfolio are not reasonably available to meet the requirements of the Contracts;
o at IL Annuity's option if any portfolio ceases to be qualified as a Regulated Investment Company under Subchapter M of the Code;
o at IL Annuity's option if any portfolio fails to meet certain diversification requirements of the Code;

o at the option of the OCC Accumulation Trust (the "Fund") upon a determination that IL Annuity has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity;
o by IL Annuity upon a determination that the Fund has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity;
o by the Fund or IL Annuity if IL Annuity receives necessary regulatory approvals to substitute shares of another investment company as a funding vehicle for the Contracts;
o     by the Fund upon institution of certain proceedings against IL Annuity;
o at IL Annuity's option upon institution of certain administrative proceedings against the Fund or the Underwriter;
o by the Fund or IL Annuity upon a determination that certain irreconcilable conflicts exist; or
o at the option of the Fund or IL Annuity, upon the other party's material breach of any provision in the Participation Agreement.

ROYCE CAPITAL FUND.  This agreement provides for termination:

o at the option of IL Annuity or the Royce Capital Fund (the "Fund") upon 180 days' notice;
o at the option of IL Annuity, if the Fund shares are not reasonably available to meet the requirements of the Contracts;
o at the option of IL Annuity, upon the institution of certain formal proceedings against the Fund by the SEC, the National Association of Securities Dealers, Inc. ("NASD"), or any other regulatory body;
o at the option of Royce & Associates, Inc. (the "Advisor of the Fund") or the Fund, upon the institution of certain formal proceedings against IL Annuity by the SEC, the NASD or any other regulatory body;
o in the event the Fund's shares are not registered, issued or sold in accordance with applicable state or federal law, or such law precludes the use of such shares as the underlying investment medium of Contracts;
o at the option of the Adviser of the Fund or the Fund, if the Contracts cease to qualify as annuity contracts or life insurance contracts, as applicable, under the Code;
o at the option of IL Annuity, upon the Fund's unremedied breach of any material provision of this agreement;
o at the option of the Adviser of the Fund or the Fund, upon IL Annuity's unremedied breach of any material provision of this agreement;
o at the option of the Adviser of the Fund or the Fund, if the Contracts are not registered, issued or sold in accordance with applicable federal and/or state law;
o in the event this agreement is assigned without the prior written consent of IL Annuity and the Fund.

SAFECO RESOURCE SERIES TRUST. This agreement shall terminate as to the sale and issuance of new Contracts:

o at the option of either IL Annuity or the SAFECO Resources Series Trust (the "Trust"), upon 180 days' advance written notice to the other;
o at the option of IL Annuity, upon ten days' advance written notice to the Trust if shares of the portfolios are not available for any reason to meet the requirements of the Contracts as determined by IL Annuity;
o at the option of IL Annuity, upon the institution of certain formal proceedings against the Trust or Adviser by the SEC, NASD, or any other regulatory body;
o at the option of the Trust, upon the institution of certain formal proceedings against IL Annuity or the principal underwriter for the Contracts by the SEC, the NASD or any other regulatory body;
o in the event the Trust's shares are not registered, issued or sold in accordance with applicable state or federal law, or such law precludes the use of such shares as the underlying investment medium of Contracts;
o upon the receipt of any necessary regulatory approvals, or the requisite vote of Contract owners having an interest in the portfolios, to substitute for shares of the portfolios the shares of another investment company in accordance with the terms of the applicable Contracts;
o at the option of the Trust, if the Contracts cease to qualify as annuity contracts or life insurance contracts, as applicable, under the Code;
o at the option of IL Annuity, upon the Trust's unremedied breach of any material provision of this agreement;
o at the option of the Trust, upon IL Annuity's unremedied breach of any material provision of this agreement;
o at the option of the Trust, if the Contracts are not registered, issued or sold in accordance with applicable federal and/or state law;
o in the event this agreement is assigned without the prior written consent of IL Annuity, the Trust or Adviser.

T. ROWE PRICE FIXED INCOME SERIES, INC. AND T. ROWE PRICE INTERNATIONAL SERIES, INC. These agreements provide for termination:

o     on six months' advance written notice by any party;
o at IL Annuity's option if shares of any portfolio are not reasonably available to meet the requirements of the Contracts or are not registered, issued or sold in accordance with applicable state and/or federal law;
o at IL Annuity's option if any portfolio ceases to be qualified as a Regulated Investment Company under Subchapter M of the Code;
o at IL Annuity's option if any portfolio fails to meet certain diversification requirements of the Code;
o at the option of either the T. Rowe Price Fixed Income Series, Inc. or the T. Rowe Price International Series, Inc. (each, the "Fund") or T. Rowe Price Investment Services, Inc.

      (the "Underwriter") upon a determination that IL Annuity has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity;
o by IL Annuity upon a determination that either Fund or the Underwriter has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity;
o by Fund or the Underwriter if IL Annuity provides written notice of its intent to use another investment company as a funding vehicle for the Contracts;
o by Fund or the Underwriter upon institution of certain proceedings against IL Annuity; or
o at IL Annuity's option upon institution of certain administrative proceedings against either Fund or the Underwriter.

VAN ECK WORLDWIDE INSURANCE TRUST.  This agreement provides for termination:

o     on six months' advance written notice by any party;
o at IL Annuity's option if shares of any portfolio are not reasonably available to meet the requirements of the Contracts or are not registered, issued or sold in accordance with applicable state and/or federal law;
o at IL Annuity's option if any portfolio ceases to be qualified as a Regulated Investment Company under Subchapter M of the Code;
o at IL Annuity's option if any portfolio fails to meet certain diversification requirements of the Code;
o at the option of the Van Eck Worldwide Insurance Trust (the "Trust") or Van Eck Associates Corporation (the "Adviser") upon a determination that IL Annuity has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity;
o by IL Annuity upon a determination that either the Trust or the Adviser has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity;
o by IL Annuity, the Adviser or the Trust, upon institution of certain proceedings against the broker-dealers marketing the Contracts, the Adviser or the Trust;
o upon a decision by IL Annuity to substitute the Trust's shares with the shares of another investment company; or
o     upon assignment of the Agreement.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST. This agreement provides for termination:

o at the option of either IL Annuity or the Neuberger Berman Advisers Management Trust ("Trust"), upon 180 days' notice;
o at the option of IL Annuity, upon ten days' notice, if the Trust shares are not reasonably available to meet the requirements of the Contracts;
o at the option of IL Annuity, upon the institution of certain formal proceedings against the Trust by the SEC or any other regulatory body;

o at the option of the Trust, upon the institution of certain formal proceedings against IL Annuity by the SEC, NASD, or any other regulatory body;
o in the event the Trust's shares are not registered, issued or sold in accordance with applicable state or federal law, or such law precludes the use of such shares as the underlying investment medium of Contracts;
o at the option of the Trust, if the Contracts cease to qualify, or if the Trust reasonably believes that the Contracts may fail to qualify, as annuity contracts or life insurance contracts, as applicable, under the Code;
o at the option of IL Annuity, upon ten days' written notice to the Trust upon the Trust's unremedied breach of any material provision of this agreement;
o at the option of the Trust, upon ten days' written notice to IL Annuity upon the IL Annuity's unremedied breach of any material provision of this agreement;
o at the option of the Trust, if the Contracts are not registered, issued or sold in accordance with applicable federal and/or state law;
o in the event this agreement is assigned without the prior written consent of IL Annuity, the Trust, Managers Trust and N&B Management.

PIMCO VARIABLE INSURANCE TRUST. This agreement shall continue in full force and effect until the first to occur of:

o termination by any party, for any reason with respect to some or all of the portfolios, by three (3) months advance written notice delivered to the other parties;
o termination by IL Annuity by written notice to the PIMCO Variable Insurance Trust (the "Fund") and PIMCO Funds Distributors LLC (the "Underwriter") based upon IL Annuity's determination that the portfolio's shares are not reasonably available to meet the requirements of the Contracts; or
o termination by IL Annuity by written notice to the Fund and the Underwriter in the event the portfolio's shares are not registered, issued or sold in accordance with applicable state and/or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts; or
o termination by the Fund or Underwriter in the event that certain formal administrative proceedings are instituted against IL Annuity by the NASD, the SEC, the Insurance Commissioner or like official of any state or any other regulatory body; or
o termination by IL Annuity in the event that certain formal administrative proceedings are instituted against the Fund or Underwriter by the NASD, the SEC, the Insurance Commissioner or like official of any state or any other regulatory body; or
o termination by IL Annuity by written notice to the Fund and the Underwriter in the event that any portfolio ceases to qualify as a Regulated Investment Company under Subchapter M or fails to comply with the Section 817(h) diversification requirements of the Code; or
o termination by the Fund or Underwriter by written notice to IL Annuity in the event that the Contracts fail to meet certain qualifications; or
o termination by either the Fund or the Underwriter by written notice to IL Annuity if either one or both of the Fund and the Underwriter respectively, shall determine, in their sole judgment exercised in good faith, that IL Annuity has suffered a material adverse change in its business, operations, financial condition, or prospects since the date of the Participation Agreement or is the subject of material adverse publicity; or
o termination by IL Annuity by written notice to the Fund and the Underwriter, if IL Annuity shall determine, in its sole judgment exercised in good faith, that the Fund, Adviser, or the Underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects since the date of the Participation Agreement or is the subject of material adverse publicity; or
o termination by the Fund or the Underwriter by written notice to IL Annuity, if IL Annuity gives the Fund and Underwriter 45 days' written notice of its intention to make other investment vehicles available under the Contracts, and at the time notice was given there was no notice of termination outstanding; or
o termination by IL Annuity upon any substitution of the shares of another investment company or series thereof for shares of the portfolio in accordance with the terms of the Contracts, provided that IL Annuity give at least 45 days' prior written notice to the Trust and Underwriter of the date of substitution; or
o termination by any party in the event that the Trust's Board of Trustees determines that a material irreconcilable conflict exists.

                                  VOTING RIGHTS

         We determine the number of votes you may cast by dividing your Contract Value in a Variable Account by the net asset value per share of the Portfolio in which that Variable Account invests. For each Annuitant, we determine the number of votes attributable to a Variable Account by dividing the liability for future variable annuity payments to be paid from that Variable Account by the net asset value per share of the portfolio in which that Variable Account invests. We calculate this liability for future payments on the basis of the mortality assumptions. We use your selected assumed investment rate in determining the number of annuity units of that Variable Account credited to the Annuitant's Contract and annuity unit value of that Variable Account on the date that we determine the number of votes. As we make variable annuity payments to the Annuitant, the liability for future payments decreases as does the number of votes.

         We determine the number of votes available to you or an Annuitant as of the date coincident with the date that the Fund establishes for determining shareholders eligible to vote at the relevant meeting of the portfolio's shareholders. We will solicit voting instructions by written communication prior to such meeting in accordance with the Fund's established procedures.

                          SAFEKEEPING OF ACCOUNT ASSETS

         We hold the title to the assets of the Separate Account. The assets are kept physically segregated and held separate and apart from our General Account assets and from the assets in any other separate account. We maintain records of all purchases and redemptions of portfolio shares held by each of the Variable Accounts.

         An insurance company blanket bond covers our officers and employees. Chubb Group, Federal Insurance Company to Indianapolis Life Insurance Company and its various subsidiaries issue the bond. Our bond is in the amount of twenty million dollars. The bond insures against dishonest and fraudulent acts of officers and employees.


                                  SERVICE FEES

         We (and our affiliates) may receive compensation from certain investment advisers, administrators, and/or distributors (and/or an affiliate thereof) of the portfolios in connection with administrative or other services and cost savings experienced by the investment advisers, administrators or distributors. Such compensation may range up to 0.25% and is based on the value of portfolio shares held for the Contracts. We may also receive a portion of the 12b-1 fees deducted from portfolio assets as reimbursement for administrative or other services we render to the portfolios. Some advisers, administrators, distributors, or portfolios may pay us more than others.

                          DISTRIBUTION OF THE CONTRACTS

         IL Securities, Inc. ("IL Securities"), P.O. Box 1230, 2960 North Meridian Street, Indianapolis, Indiana 46208, acts as a distributor for the Contracts. IL Securities is a wholly-owned subsidiary of IL Group, a company majority-owned by Indianapolis Life Insurance Company ("ILICo"). IL Securities is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc.

         On February 18, 2000 American Mutual Holding Company ("AMHC") purchased a 45% ownership interest in IL Group. IL Group used the proceeds of such investment to repurchase in their entirety the ownership interests held by American United Life Insurance Company and Legacy Marketing Group. The purchase referenced above is part of a larger overall transaction which contemplates a combination of AMHC and ILICo. That transaction, which includes demutualization by ILICo, is subject to various governmental and other approvals.

         We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but we reserve the right to discontinue the offering. Agents who sell the Contracts are licensed by applicable state insurance authorities to sell the Contracts and are registered representatives of IL Securities or broker-dealers having selling agreements with IL Securities or broker-dealers having selling agreements with such broker-dealers.

         We may pay sales commissions to broker-dealers up to an amount equal to 7.2% of the Premium Payments paid under a Contract. We may also pay asset-based trailer commissions of up to 1.25%. We may pay up to 2.50% of Premium Payments to IL Securities to compensate it for certain distribution expenses. We expect the broker-dealers to compensate sales representatives in varying amounts from these commissions. We may pay other distribution expenses such as production incentive bonuses, an agent's insurance and pension benefits, and agency expense allowances. These distribution expenses do not result in any additional charges against the Contracts other than those described in the prospectus under "Fees and Charges." IL Securities received and retained $ 1,489,369 in underwriting commissions during the fiscal year 2000, $1,169,543 in underwriting commissions during the fiscal year 1999, and $1,588,498 in underwriting commissions in fiscal year 1998.


                                  LEGAL MATTERS

         Janis B. Funk, Vice President Law of the Indianapolis Life Insurance Company, has passed upon all matters relating to Massachusetts law pertaining to the Contracts, including the validity of the Contracts and the Company's authority to issue the Contracts. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to the federal securities laws.

                                     EXPERTS


         The balance sheets of IL Annuity and Insurance Company as of December 31, 2000 and 1999 and the related statements of income, shareholder's equity and cash flows for each of the three years in the period ended December 31, 2000, and the statement of net assets of IL Annuity and Insurance Co. Separate Account 1 as of December 31, 2000, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, appearing in this Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on their authority as experts in accounting and auditing.


                                OTHER INFORMATION

         We have filed a registration statement with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. The Statement of Additional Information does not include all of the information set forth in the registration statement, amendments and exhibits. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the SEC.

                              FINANCIAL STATEMENTS

FINANCIAL STATEMENTS

IL ANNUITY AND INSURANCE COMPANY SEPARATE ACCOUNT 1

Year ended December 31, 2000 with Report of Independent Auditors

               IL Annuity and Insurance Company Separate Account 1

                              Financial Statements


                          Year ended December 31, 2000



                                    CONTENTS

Report of Independent Auditors.................................................1

Audited Financial Statements

Statement of Net Assets........................................................2
Statement of Operations........................................................4
Statements of Changes in Net Assets............................................5
Notes to Financial Statements..................................................7

[Logo] Ernst & Young
                       One Indiana Square, Suite 3400 Phone: (317) 681-7000 Indianapolis, IN 46204



                         REPORT OF INDEPENDENT AUDITORS

Contract Holders of IL Annuity and Insurance Company Separate Account 1
   and
Board of Directors of IL Annuity and Insurance Company

We have audited the accompanying statement of net assets of IL Annuity and Insurance Company Separate Account 1 (the Account) (comprising, respectively, Alger American MidCap Growth, Alger Small Capitalization, Fidelity Asset Manager, Fidelity Contra, Fidelity Equity Income, Fidelity Growth, Fidelity Index 500, Fidelity Investment Grade Bond, Fidelity Money Market, OCC Managed, OCC Small Cap, T. Rowe Price International Stock, T. Rowe Price Limited-Term Bond, Van Eck Hard Assets, SAFECO Equity, SAFECO Growth, Royce Micro-Capitalization, First Eagle SoGen Overseas Variable, AMT Mid-Cap Growth, AMT Socially Responsive, PIMCO High Yield Bond, PIMCO Real Return Bond, and PIMCO StocksPLUS Growth and Income Portfolios) as of December 31, 2000, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting IL Annuity and Insurance Company Separate Account 1 at December 31, 2000, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

March 16, 2001

               IL Annuity and Insurance Company Separate Account 1
                             Statement of Net Assets
                                December 31, 2000

                                                                                 VALUE IN
                                                                               ACCUMULATION
                                                             PERCENT OF NET   PERIOD AND NET   UNITS IN ACCUMULATION
                                                                 ASSETS           ASSETS              PERIOD           UNIT VALUE
                                                             -----------------------------------------------------------------------
ASSETS
Investments at net asset value:
      Alger American Fund:
                Alger American MidCap Growth Portfolio--835,963.75
                        shares at $30.62 per share
                        (cost--$25,311,914)                        7.25%      $  25,597,211          1,160,292         $   22.061
                Alger Small Capitalization Portfolio--530,736.65
                        shares at $23.49 per share
                        (cost--$19,501,652)                        3.54%         12,467,004            985,378             12.652

      Fidelity Variable Insurance Products Fund and Fund II:
                Fidelity Asset Manager Portfolio--747,995.31
                        shares at $16.00 per share
                        (cost--$12,790,419)                        3.39%         11,967,925            722,701             16.560
                Fidelity Contra Portfolio--1,805,240.27 shares
                        at $23.74 per share (cost--$42,810,654)   12.13%         42,856,404          1,999,272             21.436
                Fidelity Equity Income Portfolio--985,038.17
                        shares at $25.52 per share
                        (cost--$23,800,246)                        7.12%         25,138,174          1,348,108             18.647
                Fidelity Growth Portfolio--1,117,780.71 shares
                        at $43.65 per share (cost--$52,426,831)   13.81%         48,791,128          2,252,279             21.663
                Fidelity Index 500 Portfolio--460,879.61 shares
                        at $149.53 per share (cost--$65,026,643)  19.50%         68,915,328          3,074,244             22.417
                Fidelity Investment Grade Bond
                        Portfolio--692,693.81 shares at $12.59
                        per share (cost--$8,482,579)               2.47%          8,721,015            677,150             12.879
                Fidelity Money Market Portfolio--11,554,270
                        shares at $1.00 per share
                        (cost--$11,554,270)                        3.27%         11,554,270            937,770             12.321

      Oppenheimer Capital Accumulation Trust:
                OCC Managed Portfolio--450,557.32 shares at
                        $43.20 per share (cost--$18,505,427)       5.51%         19,464,076          1,084,773             17.943
                OCC Small Cap Portfolio--211,880.71 shares
                        at $32.25 per share (cost--$5,163,966)     1.93%          6,833,153            377,794             18.087

      T. Rowe Price International Series, Inc.:
                T. Rowe Price International Stock Portfolio--
                        946,199.80 shares at $15.07 per share
                        (cost--$14,991,608)                        4.04%         14,259,231            978,134             14.578

      T. Rowe Price Fixed Income Series, Inc.:
                T. Rowe Price Limited-Term Bond
                Portfolio--833,890.06
                        shares at $4.93 per share
                        (cost--$4,057,224)                         1.16%          4,111,078            333,773             12.317

      Van Eck Worldwide Insurance Trust:
                Van Eck Hard Assets Portfolio--276,324.94
                        shares at $12.07 per share
                       (cost--$3,169,744)                          0.94%          3,335,242            311,909             10.693

      SAFECO Resource Series Trust:
                SAFECO Equity Portfolio--525,489.59
                        shares at $27.46 per share
                        (cost--$15,852,622)                        4.09%         14,429,944          1,177,955             12.250
                SAFECO Growth Portfolio--914,505.90
                        shares at $18.81 per share
                        (cost--$19,244,084)                        4.87%         17,201,856          1,602,558             10.734

      Royce Capital Fund:
                Royce Micro-Capitalization
                Portfolio--813,174.33
                        shares at $7.05 per share
                        (cost--$4,802,661)                         1.62%          5,732,879            346,523             16.544

      First Eagle SoGen Variable Funds, Inc:
                First Eagle SoGen Overseas Variable
                Portfolio--592,562.31
                        shares at $14.01 per share
                        (cost--$8,257,497)                         2.35%          8,301,798            584,592             14.201

      Nueberger Berman Advisors Management Trust:
                AMT MidCap Growth Portfolio--100,193.95 shares
                        at $22.48 per share (cost--$2,648,003)     0.64%          2,252,360            303,022              7.433
                AMT Socially Responsive Portfolio--17,217.89
                        shares at $11.18 per share
                        (cost--$187,734)                           0.05%            192,496             17,428             11.045

      PIMCO Variable Insurance Trust:
                PIMCO High Yield Bond Portfolio--30,263.63
                        shares at $8.33 per share
                        (cost--$259,474)                           0.07%            252,096             25,583              9.854
                PIMCO Real Return Bond Portfolio--43,332.21
                        shares at $10.34 per share
                        (cost--$439,992)                           0.13%            448,055             40,238             11.135
                PIMCO StocksPLUS Growth and Income
                        Portfolio--37,131.49 shares at
                        $11.05 per share
                        (cost--$481,624)                           0.12%            410,303             41,575              9.869
                                                          -----------------------------------------------------------


Total investments and net assets (cost--$359,766,868)            100.00%       $353,233,026         20,383,051
                                                          ===========================================================

                             See accompanying notes.

               IL Annuity and Insurance Company Separate Account 1

                             Statement of Operations

                          Year ended December 31, 2000

                                               ALGER AMERICAN    ALGER SMALL
                                               MIDCAP GROWTH   CAPITALIZATION   FIDELITY ASSET    FIDELITY CONTRA  FIDELITY EQUITY
                               COMBINED          PORTFOLIO        PORTFOLIO    MANAGER PORTFOLIO     PORTFOLIO     INCOME PORTFOLIO
                            ------------------------------------------------------------------------------------------------------

Net investment income       $  29,795,362      $ 2,813,247     $  5,590,319      $  1,315,091        $ 5,223,196       $2,116,629
Mortality and expense
 charges                       (4,978,435)        (328,301)        (201,974)         (170,822)          (599,634)        (337,539)
Net realized gain (loss)
 on investments                 5,544,860        1,248,899         (777,690)          (39,766)           983,870         (345,920)
Net change in unrealized
 appreciation
 (depreciation) on
 investments                  (53,184,426)      (2,721,306)      (9,604,010)       (1,768,437)        (9,141,565)          (7,133)
                            --------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets
 resulting from
 operations                 $ (22,822,639)     $ 1,012,539     $ (4,993,355)     $   (663,934)       $(3,534,133)      $1,426,037
                            ========================================================================================================


                                                                      FIDELITY
                                                                     INVESTMENT
                              FIDELITY GROWTH  FIDELITY INDEX 500    GRADE BOND    FIDELITY MONEY    OCC MANAGED     OCC SMALL
                                 PORTFOLIO          PORTFOLIO         PORTFOLIO   MARKET PORTFOLIO    PORTFOLIO    CAP PORTFOLIO
                            --------------------------------------------------------------------------------------------------------

Net investment income         $ 4,883,752       $1,080,558         $585,812          $778,946         $1,716,678          $26,540
Mortality and expense
 charges                         (712,672)      (1,025,326)        (116,533)         (177,512)          (253,492)         (68,052)
Net realized gain (loss) on
 investments                     2,300,842       2,652,627         (117,619)                -           (654,810)           7,276
Net change in unrealized
 appreciation
 (depreciation) on
 investments                  (13,456,411)     (10,663,979)         424,262            (4,552)           547,184        1,891,043
                            --------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets
 resulting from
 operations                   $(6,984,489)      (7,956,120)         775,922           596,882          1,355,560        1,856,807
                            ========================================================================================================



                               T. ROWE PRICE       T. ROWE PRICE                                                    ROYCE MICRO-
                            INTERNATIONAL STOCK  LIMITED-TERM BOND    VAN ECK HARD   SAFECO EQUITY  SAFECO GROWTH  CAPITALIZATION
                                 PORTFOLIO           PORTFOLIO      ASSETS PORTFOLIO   PORTFOLIO      PORTFOLIO       PORTFOLIO
                            --------------------------------------------------------------------------------------------------------


Net investment income         $   525,628         $272,581          $29,366          $110,554         $1,876,585         $162,011
Mortality and expense
  charges                        (205,817)         (59,269)         (42,152)         (219,876)          (263,981)         (65,827)
Net realized gain (loss) on
investments                       502,600          (98,391)        (106,757)          110,328           (527,796)          50,859
Net change in unrealized
appreciation
  (depreciation) on
  investments                  (3,938,512)         195,732          419,142        (2,019,047)        (2,591,378)         593,478
                            --------------------------------------------------------------------------------------------------------
Net increase (decrease) in
  net assets
  resulting from
  operations                  $(3,116,101)        $310,653         $299,599       $(2,018,041)       $(1,506,570)        $740,521
                            ========================================================================================================

                                                                                                                         PIMCO
                            FIRST EAGLE SOGEN                       AMT SOCIALLY    PIMCO HIGH        PIMCO REAL       STOCKSPLUS
                            OVERSEAS VARIABLE      AMT MIDCAP       RESPONSIVE      YIELD BOND        RETURN BOND      GROWTH AND
                                PORTFOLIO       GROWTH PORTFOLIO     PORTFOLIO      PORTFOLIO          PORTFOLIO    INCOME PORTFOLIO
                            --------------------------------------------------------------------------------------------------------

Net investment income            $634,930         $      -            $        -     $  6,982           $  9,898       $   36,059
Mortality and expense             (98,675)         (14,960)               (9,405)      (1,921)            (1,745)          (2,950)
   charges
Net realized gain (loss) on
investments                       480,796         (127,558)                  188         (205)             2,411              676
Net change in unrealized
appreciation
   (depreciation) on
   investments                   (619,306)        (208,371)             (250,930)    (195,839)             8,115          (72,606)
                            --------------------------------------------------------------------------------------------------------
Net increase (decrease) in
   net assets
   resulting from
   operations                    $397,745        $(350,889)            $(260,147)   $(190,983)          $ 18,679        $ (38,821)
                            ========================================================================================================


                             See accompanying notes.

               IL Annuity and Insurance Company Separate Account 1

                       Statements of Changes in Net Assets



                                              ALGER  AMERICAN    ALGER SMALL     FIDELITY ASSET
                                               MIDCAP GROWTH    CAPITALIZATION       MANAGER       FIDELITY CONTRA  FIDELITY EQUITY
                                   COMBINED      PORTFOLIO        PORTFOLIO         PORTFOLIO          PORTFOLIO   INCOME PORTFOLIO
                              ------------------------------------------------------------------------------------------------------


Net assets at January 1, 1999  $  220,862,443  $ 8,463,518    $   6,266,674     $  8,032,807       $  23,327,506    $  22,539,812

Changes from 1999 operations:
    Net investment income          12,001,639    1,678,743         861,686           670,676             987,222        1,100,129
    Mortality and expense
      charges                      (3,905,497)    (161,312)       (109,999)         (150,596)           (434,104)        (371,943)
    Net realized gain (loss)
      on investments                4,560,713      253,679         125,861            71,402           1,207,572          638,391
    Net change in unrealized
      appreciation (depreciation)
      on investments               30,652,420    1,778,123       2,298,679           414,986           5,016,833         (315,464)
                              ------------------------------------------------------------------------------------------------------
   Net increase (decrease) in
      net assets resulting
      from operations              43,309,275    3,549,233       3,176,227         1,006,468           6,777,523        1,051,113
   Net increase from contract
       purchases                  541,778,764   16,968,455      14,408,699        17,068,360          39,592,899       33,989,991
   Net decrease from
      redemptions-withdrawals    (464,862,229) (12,468,183)    (12,032,958)      (13,800,260)        (29,981,381)     (30,018,829)
                              ------------------------------------------------------------------------------------------------------
Total increase (decrease) in
      net assets                  120,225,810    8,049,505       5,551,968         4,274,568          16,389,041        5,022,275
                              ------------------------------------------------------------------------------------------------------
Net assets at December 31,
      1999                        341,088,253   16,513,023      11,818,642        12,307,375          39,716,547       27,562,087


Changes from 2000 operations:
   Net investment income           29,795,362    2,813,247       5,590,319         1,315,091           5,223,196        2,116,629
   Mortality and expense
      charges                      (4,978,435)    (328,301)       (201,974)         (170,822)           (599,634)        (337,539)
   Net realized gain (loss)
      on investments                5,544,860    1,248,899        (777,690)          (39,766)            983,870         (345,920)
   Net change in unrealized
   appreciation (depreciation)
      on investments              (53,184,426)  (2,721,306)     (9,604,010)       (1,768,437)         (9,141,565)          (7,133)
                              ------------------------------------------------------------------------------------------------------
   Net increase (decrease) in
      net assets resulting
      from operations             (22,822,639)   1,012,539      (4,993,355)         (663,934)         (3,534,133)       1,426,037
   Net increase from contract
      purchases                   338,422,744   23,288,882      17,703,433         9,180,465          30,435,415       16,815,655
   Net decrease from
      redemptions-withdrawals    (303,455,332) (15,217,233)    (12,061,716)       (8,855,981)        (23,761,425)     (20,665,605)
                              ------------------------------------------------------------------------------------------------------
Total increase (decrease) in
      net assets                   12,144,773    9,084,188         648,362          (339,450)          3,139,857       (2,423,913)
                              ------------------------------------------------------------------------------------------------------
Net assets at December 31,
      2000                      $ 353,233,026 $ 25,597,211   $  12,467,004      $ 11,967,925       $  42,856,404    $  25,138,174
                              ======================================================================================================

                                                                 FIDELITY
                                                    FIDELITY     INVESTMENT      FIDELITY
                               FIDELITY GROWTH     INDEX 500     GRADE BOND    MONEY MARKET       OCC MANAGED      OCC SMALL CAP
                                   PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO          PORTFOLIO          PORTFOLIO
                              ------------------------------------------------------------------------------------------------------

Net assets at January 1, 1999    $ 17,263,535 $ 39,961,857    $  8,320,691     $  12,128,091        $ 22,364,263    $   3,878,446

Changes from 1999 operations:
    Net investment income           2,024,084      712,405         447,944           713,423           1,102,162           23,937
    Mortality and expense
      charges                        (381,937)    (817,544)       (131,511)         (200,222)           (320,935)         (56,809)
    Net realized gain (loss)
      on investments                1,107,959    2,088,415          21,268                 -             389,635         (216,188)
    Net change in unrealized
    appreciation (depreciation)
      on investments                6,605,400    8,242,771       (535,619)            42,101            (274,304)          57,190
                              ------------------------------------------------------------------------------------------------------
   Net increase (decrease) in
      net assets resulting
      from operations               9,355,506   10,226,047        (197,918)          555,302             896,558         (191,870)
   Net increase from contract
       purchases                   44,558,221   69,776,065      16,522,850       113,392,502          30,833,079        6,776,372
   Net decrease from
      redemptions-withdrawals     (29,239,902) (46,917,811)    (15,684,008)     (108,123,651)        (32,270,772)      (6,393,967)
                              ------------------------------------------------------------------------------------------------------
Total increase (decrease) in
      net assets                   24,673,825   33,084,301         640,924         5,824,153            (541,135)         190,535
                              ------------------------------------------------------------------------------------------------------
Net assets at December 31,
      1999                         41,937,360   73,046,158       8,961,615        17,952,244          21,823,128        4,068,981


Changes from 2000 operations:
   Net investment income            4,883,752    1,080,558         585,812           778,946           1,716,678           26,540
   Mortality and expense
      charges                       (712,672)   (1,025,326)       (116,533)         (177,512)           (253,492)         (68,052)
   Net realized gain (loss)
      on investments                2,300,842    2,652,627        (117,619)                -            (654,810)           7,276
   Net change in unrealized
   appreciation (depreciation)
      on investments              (13,456,411) (10,663,979)        424,262            (4,552)            547,184        1,891,043
                              ------------------------------------------------------------------------------------------------------
   Net increase (decrease) in
      net assets resulting
      from operations              (6,984,489)  (7,956,120)        775,922           596,882           1,355,560        1,856,807
   Net increase from contract
      purchases                    47,831,145   44,446,213       7,405,968        59,467,537          13,624,918        6,891,392
   Net decrease from
      redemptions-withdrawals     (33,992,888) (40,620,923)     (8,422,490)      (66,462,393)        (17,339,530)      (5,984,027)
                              ------------------------------------------------------------------------------------------------------
Total increase (decrease) in
      net assets                    6,853,768   (4,130,830)       (240,600)       (6,397,974)         (2,359,052)       2,764,172
                              -----------------------------------------------------------------------------------------------------
Net assets at December 31,
      2000                      $  48,791,128 $ 68,915,328    $  8,721,015      $ 11,554,270       $  19,464,076     $  6,833,153
                              ======================================================================================================

                             See accompanying notes.

               IL Annuity and Insurance Company Separate Account 1


                                  T. ROWE PRICE     T. ROWE PRICE                                           SAFECO     ROYCE MICRO-
                                  INTERNATIONAL     LIMITED-TERM       VAN ECK HARD         SAFECO          GROWTH    CAPITALIZATION
                                 STOCK PORTFOLIO   BOND PORTFOLIO    ASSETS PORTFOLIO  EQUITY PORTFOLIO    PORTFOLIO    PORTFOLIO
                                 ---------------------------------------------------------------------------------------------------


Net assets at January 1, 1999     $  9 ,040,605     $  4,005,483       $  1,882,096     $   10,526,339  $  17,773,401 $  3,209,743

Changes from 1999 operations:
   Net investment income                205,893          236,133             28,880            909,105              -      299,217
   Mortality and expense
      charges                          (149,201)         (60,723)           (29,313)          (203,270)      (239,767)     (42,598)
   Net realized gain (loss)
      on investments                    568,635          (22,155)          (194,175)           350,614     (1,992,172)    (142,466)
   Net change in unrealized
      appreciation (depreciation)
      on investments                  2,711,892         (237,067)           557,487             (9,638)     2,886,119      602,202
                              ------------------------------------------------------------------------------------------------------
   Net increase (decrease) in
      net assets resulting from
      operations                      3,337,219          (83,812)           362,879          1,046,811        654,180      716,355
   Net increase from contract
      purchases                      56,335,236        7,699,406          1,148,341         24,401,720     27,733,408    9,817,163
   Net decrease from
      redemptions-withdrawals       (54,749,690)      (7,121,167)          (989,718)       (18,849,530)   (27,818,637) (10,086,860)
                              ------------------------------------------------------------------------------------------------------
Total increase (decrease) in
      net assets                      4,922,765          494,427            521,502          6,599,001        568,951      446,658
                              ------------------------------------------------------------------------------------------------------
Net assets at December 31,
      1999                           13,963,370        4,499,910          2,403,598         17,125,340     18,342,352    3,656,401

Changes from 2000 operations:
   Net investment income                525,628          272,581             29,366            110,554      1,876,585      162,011
   Mortality and expense
      charges                          (205,817)         (59,269)           (42,152)          (219,876)      (263,981)     (65,827)
   Net realized gain (loss)
      on investments                    502,600          (98,391)          (106,757)           110,328       (527,796)      50,859
   Net change in unrealized
      appreciation (depreciation)    (3,938,512)         195,732            419,142         (2,019,047)    (2,591,378)     593,478
                              ------------------------------------------------------------------------------------------------------
   Net increase (decrease) in
      net assets resulting from
      operations                     (3,116,101)         310,653            299,599         (2,018,041)    (1,506,570)     740,521
   Net increase from contract
      purchases                      14,160,827        3,602,430          1,836,296          7,110,934     14,510,396    4,293,065
   Net decrease from
      redemptions-withdrawals       (10,748,865)      (4,301,915)        (1,204,251)        (7,788,289)   (14,144,322)  (2,957,108)
                              ------------------------------------------------------------------------------------------------------
Total increase (decrease) in
      net assets                        295,861         (388,832)           931,644         (2,695,396)    (1,140,496)   2,076,478
                              ------------------------------------------------------------------------------------------------------
Net assets at December 31,
      2000                        $  14,259,231     $  4,111,078       $  3,335,242      $  14,429,944  $  17,201,856  $ 5,732,879
                              ======================================================================================================


                                     FIRST EAGLE                                                    PIMCO             PIMCO
                                    SOGEN OVERSEAS               AMT SOCIALLY      PIMCO HIGH    REAL RETURN       STOCKSPLUS
                                       VARIABLE      AMT MIDCAP   RESPONSIVE       YIELD BOND       BOND       GROWTH AND INCOME
                                       PORTFOLIO     PORTFOLIO    PORTFOLIO        PORTFOLIO     PORTFOLIO         PORTFOLIO
                               ----------------------------------------------------------------------------------------------------


Net assets at January 1, 1999      $  1,877,576     $          -     $            -    $             -  $           -  $         -

Changes from 1999 operations:
   Net investment income                      -                -                  -                  -              -            -
   Mortality and expense
      charges                           (43,713)               -                  -                  -              -            -
   Net realized gain (loss)
      on investments                    304,438                -                  -                  -              -            -
   Net change in unrealized
      appreciation (depreciation)
      on investments                    810,729                -                  -                  -              -            -
                              ------------------------------------------------------------------------------------------------------
   Net increase (decrease) in
      net assets resulting from
      operations                      1,071,454                -                  -                  -              -            -
   Net increase from contract
      purchases                      10,755,997                -                  -                  -              -            -
   Net decrease from
      redemptions-withdrawals        (8,314,905)               -                  -                  -              -            -
                              ------------------------------------------------------------------------------------------------------
Total increase (decrease) in
      net assets                      3,512,546                -                  -                  -              -            -
                              ------------------------------------------------------------------------------------------------------
Net assets at December 31,
      1999                            5,390,122                -                  -                  -              -            -

Changes from 2000 operations:
   Net investment income                634,930                -                  -              6,982          9,898       36,059
   Mortality and expense
      charges                           (98,675)         (14,960)            (9,405)            (1,921)        (1,745)      (2,950)
   Net realized gain (loss)
      on investments                    480,796         (127,558)               188               (205)         2,411          676
   Net change in unrealized
      appreciation (depreciation)      (619,306)        (208,371)          (250,930)          (195,839)         8,115      (72,606)
                              ------------------------------------------------------------------------------------------------------
   Net increase (decrease) in
      net assets resulting from
      operations                        397,745         (350,889)          (260,147)          (190,983)        18,679      (38,821)
   Net increase from contract
      purchases                      10,023,256        3,368,762            729,857            479,699        553,861      662,338
   Net decrease from
      redemptions-withdrawals        (7,509,325)        (765,513)          (277,214)           (36,620)      (124,485)    (213,214)
                              ------------------------------------------------------------------------------------------------------
Total increase (decrease) in
      net assets                      2,911,676        2,252,360            192,496            252,096        448,055      410,303
                              ------------------------------------------------------------------------------------------------------
Net assets at December 31,
      2000                         $  8,301,798     $  2,252,360        $   192,496        $   252,096    $   448,055  $   410,303
                              ======================================================================================================

                             See accompanying notes.

               IL Annuity and Insurance Company Separate Account 1

                          Notes to Financial Statements

                                December 31, 2000

1. ACCOUNTING POLICIES

THE ACCOUNT

IL Annuity and Insurance Company Separate Account 1 (the "Account") is a segregated investment account of the IL Annuity and Insurance Company (the "Company"), a wholly owned subsidiary of The Indianapolis Life Group of Companies, Inc. ("IL Group"), a majority owned subsidiary of Indianapolis Life Insurance Company ("ILICo"). The Account was established under Massachusetts's law on November 1, 1994, commenced operations in November 1995 and is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

INVESTMENTS

The Account invests in the following funds:

      Alger American Fund--MidCap Growth Portfolio, Small Capitalization
      Portfolio

      Fidelity Variable Insurance Products Fund and Fund II--Asset Manager Portfolio, Contra Portfolio, Equity Income Portfolio, Growth Portfolio, Index 500 Portfolio, Investment Grade Bond Portfolio, Money Market Portfolio

      Oppenheimer Capital Accumulation Trust--Managed Portfolio, Small Cap Portfolio

      T. Rowe Price International Series, Inc.--International Stock Portfolio

      T. Rowe Price Fixed Income Series, Inc.--Limited-Term Bond Portfolio

      Van Eck Worldwide Insurance Trust--Hard Assets Portfolio

      SAFECO Resource Series Trust--Equity Portfolio, Growth Portfolio

      Royce Capital Fund--Micro-Capitalization Portfolio

      First Eagle SoGen Variable Funds, Inc.--Overseas Variable Portfolio

      Neuberger Berman Advisors Management Trust--MidCap Growth Portfolio, Socially Responsive Portfolio

               IL Annuity and Insurance Company Separate Account 1

1. ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (CONTINUED)

      PIMCO Variable Insurance Trust--High Yield Bond Portfolio, Real Return Bond Portfolio and StocksPLUS Growth and Income Portfolio

Investments in funds are stated at the closing net asset value per share on December 31.

Investment transactions are accounted for on a trade date basis and the cost of investments sold is determined by the average cost method.

DIVIDENDS

Dividends paid to the Account are automatically reinvested in shares of the funds on the payable date.

Unit Value

Unit values for the Account portfolios are computed at the end of each business day. The unit value is equal to the unit value of the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the value of the underlying mutual fund portfolios of the Account, reinvested dividends and capital gains, and the daily asset charge for the mortality and expense risk and administrative charges. Unit values are adjusted daily for all activity in the Account.

FEDERAL INCOME TAXES

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a "life insurance company" as defined by the Internal Revenue Code. Based on current law, no federal income taxes are payable with respect to the Account's net investment income and the net realized gain on investments.

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

               IL Annuity and Insurance Company Separate Account 1

2. MORTALITY AND EXPENSE GUARANTEES AND OTHER TRANSACTIONS WITH AFFILIATE

Amounts are paid to the Company for mortality and expense guarantees at the rate of 0.003404% of the current value of the Account per day (1.25% on an annual basis). The Account also pays the Company for other expenses such as contract fees ($7.50 per contract at the end of each quarter) and asset-based administration fees (.15% on an annual basis).

Accordingly, the Company is responsible for all sales, general and administrative expenses applicable to the Account.

               IL Annuity and Insurance Company Separate Account 1

3. NET ASSETS

Net assets at December 31, 2000 consist of the following:




                                               ALGER
                                             AMERICAN
                                              MIDCAP        ALGER SMALL      FIDELITY ASSET         FIDELITY        FIDELITY EQUITY
                                              GROWTH       CAPITALIZATION       MANAGER               CONTRA             INCOME
                             COMBINED        PORTFOLIO        PORTFOLIO        PORTFOLIO             PORTFOLIO          PORTFOLIO
                     ---------------------------------------------------------------------------------------------------------------

Contract purchases     $  1,292,789,704    $  52,029,989   $  42,046,511       $  38,276,414      $  100,268,608     $  84,839,089

Redemptions-
   withdrawals
                           (988,011,516)     (32,877,693)    (28,733,153)        (27,694,954)        (66,078,847)      (65,215,305)

Accumulated net
   investment income
   (loss)                    40,954,760        4,377,523       6,811,931           2,123,941           5,534,327         3,287,790

Accumulated realized
   gain (loss) on
   investments               13,524,755        1,720,539        (689,393)             55,108           2,939,974           842,711

Accumulated net
   change in
   unrealized
   appreciation
   (depreciation) on
   investments               (6,024,677)         346,853      (6,968,892)           (792,584)            192,342         1,383,889
                     ---------------------------------------------------------------------------------------------------------------
                          $ 353,233,026     $ 25,597,211   $  12,467,004       $  11,967,925       $  42,856,404     $  25,138,174
                     ===============================================================================================================



                                                                 FIDELITY        FIDELITY
                                FIDELITY                        INVESTMENT        MONEY            OCC
                                 GROWTH      FIDELITY INDEX     GRADE BOND        MARKET          MANAGED           OCC SMALL
                               PORTFOLIO     500 PORTFOLIO       PORTFOLIO      PORTFOLIO        PORTFOLIO         CAP PORTFOLIO
                     ---------------------------------------------------------------------------------------------------------------

Contract purchases       $  114,053,596    $ 165,817,436   $  38,367,941      $  269,686,566       $  81,015,568    $  20,729,176

Redemptions-
   withdrawals
                            (72,192,656)    (107,082,759)    (30,754,008)       (259,764,836)        (65,232,214)      (15,362,792)

Accumulated net
   investment income
   (loss)                     6,595,709          196,378         924,531           1,613,293           2,524,737             4,837

Accumulated realized
   gain (loss) on
   investments                3,821,565        6,018,450        (82,057)                  -              151,675          (195,038)

Accumulated net
   change in
   unrealized
   appreciation
   (depreciation) on
   investments               (3,487,086)       3,965,823         264,608              19,247           1,004,310         1,656,970
                     ---------------------------------------------------------------------------------------------------------------
                          $  48,791,128    $  68,915,328    $  8,721,015       $  11,554,270       $  19,464,076      $  6,833,153
                     ===============================================================================================================

               IL Annuity and Insurance Company Separate Account 1

3. NET ASSETS (CONTINUED)



                           T. ROWE PRICE   T. ROWE PRICE
                           INTERNATIONAL    LIMITED-TERM        VAN ECK             SAFECO              SAFECO           VARIABLE
                               STOCK       BOND PORTFOLIO      HARD ASSETS          EQUITY              GROWTH         ROYCE MICRO-
                             PORTFOLIO        PORTFOLIO         PORTFOLIO          PORTFOLIO            PORTFOLIO      CAP PORTFOLIO
                       -------------------------------------------------------------------------------------------------------------

Contract purchases        $  85,384,712    $  19,573,647   $   7,568,951      $   48,513,815      $   73,024,999     $  21,064,093

Redemptions-
   withdrawals
                           (72,231,583)      (15,841,504)     (4,070,401)        (34,317,995)        (54,413,727)      (16,913,341)

Accumulated net
   investment income
   (loss)                       498,427          509,280         281,049           1,093,367           3,312,618           753,180

Accumulated realized
   gain (loss) on
   investments                1,223,508         (106,466)       (622,688)            504,706          (2,624,116)          (94,335)

Accumulated net change
   in unrealized
   appreciation
   (depreciation) on
   investments                 (615,833)         (23,879)        178,331          (1,363,949)         (2,097,918)          923,282
                       -------------------------------------------------------------------------------------------------------------
                          $  14,259,231     $  4,111,078    $  3,335,242       $  14,429,944      $   17,201,856      $  5,732,879
                       =============================================================================================================


                            FIRST EAGLE                                                                                    PIMCO
                               SOGEN             AMT             AMT                PIMCO             PIMCO             STOCKSPLUS
                              OVERSEAS          MIDCAP        SOCIALLY            HIGH YIELD       REAL RETURN          GROWTH AND
                              VARIABLE         GROWTH        RESPONSIVE              BOND             BOND                INCOME
                             PORTFOLIO        PORTFOLIO       PORTFOLIO           PORTFOLIO         PORTFOLIO           PORTFOLIO
                       -------------------------------------------------------------------------------------------------------------

Contract purchases         $  24,734,073     $ 3,368,762    $    729,857          $  479,699          $  553,860       $   662,342

Redemptions-
   withdrawals              (17,816,699)        (765,513)       (277,214)            (36,620)           (124,485)         (213,217)

Accumulated net
   investment income
   (loss)                       489,884          (14,960)         (9,405)              5,061               8,154            33,108

Accumulated realized
   gain (loss) on
   investments                  785,100         (127,558)            188                (205)              2,411               676

Accumulated net change
   in unrealized
   appreciation
   (depreciation) on
   investments                  109,440         (208,371)       (250,930)           (195,839)              8,115           (72,606)
                       -------------------------------------------------------------------------------------------------------------
                           $  8,301,798     $  2,252,360     $   192,496          $  252,096           $ 448,055         $ 410,303
                       =============================================================================================================

               IL Annuity and Insurance Company Separate Account 1

4. PURCHASES AND SALES OF SECURITIES

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2000:

                                                                     AGGREGATE              AGGREGATE
                                                                      COST OF               PROCEEDS
                                                                     PURCHASES             FROM SALES
                                                             -------------------    -------------------
   Alger American MidCap Growth Portfolio                          $ 14,762,785          $  4,187,446
   Alger Small Capitalization Portfolio                              14,597,282             3,518,706
   Fidelity Asset Manager Portfolio                                   4,187,410             2,711,240
   Fidelity Contra Portfolio                                         14,947,884             3,623,725
   Fidelity Equity Income Portfolio                                   5,004,679             7,075,079
   Fidelity Growth Portfolio                                         26,129,847             8,082,963
   Fidelity Index 500 Portfolio                                      13,099,380             9,169,485
   Fidelity Investment Grade Bond Portfolio                           1,703,271             2,251,740
   Fidelity Money Market Portfolio                                   11,050,034            17,448,007
   OCC Managed Portfolio                                              4,447,005             6,702,735
   OCC Small Cap Portfolio                                            2,534,301             1,671,087
   T. Rowe Price International Stock Portfolio                        6,271,508             2,560,233
   T. Rowe Price Limited-Term Bond Portfolio                          1,468,312             1,973,188
   Van Eck Hard Assets Portfolio                                      1,448,611               824,381
   SAFECO Equity Portfolio                                            2,016,767             2,801,626
   SAFECO Growth Portfolio                                            5,209,227             3,235,257
   Royce Micro-Capitalization Portfolio                               2,336,241               895,569
   First Eagle SoGen Overseas Variable Portfolio                      5,675,825             2,621,627
   AMT MidCap Growth Portfolio                                        2,648,003                     -
   AMT Socially Responsive Portfolio                                    187,734                     -
   PIMCO High Yield Bond Portfolio                                      259,474                     -
   PIMCO Real Return Bond Portfolio                                     439,992                     -
   PIMCO StocksPLUS Growth and Income Portfolio
                                                                        481,624                     -
                                                             -------------------    -------------------
                                                                   $140,907,196           $81,354,094
                                                             ===================    ===================


               IL Annuity and Insurance Company Separate Account 1

5. SUMMARY OF UNIT TRANSACTIONS

                                                                YEAR ENDED DECEMBER 31
                                            ---------------------------------------------------------------
                                                         2000                           1999
                                            ---------------------------------------------------------------
                                                 UNITS         AMOUNT          UNITS           AMOUNT
                                            ---------------------------------------------------------------

ALGER AMERICAN MIDCAP
  GROWTH PORTFOLIO
    Contract purchases                            1,016,442  $ 23,288,882        1,162,430   $ 16,968,455
    Redemptions-withdrawals                       (662,096)  (15,217,233)        (890,365)   (12,468,183)

ALGER SMALL CAPITALIZATION
  PORTFOLIO
    Contract purchases                            1,070,508    17,703,433        1,389,452     14,408,699
    Redemptions-withdrawals                       (755,805)  (12,061,716)      (1,215,713)   (12,032,958)

FIDELITY ASSET MANAGER PORTFOLIO
    Contract purchases                              567,201     9,180,465        1,128,339     17,068,360
    Redemptions-withdrawals                       (548,664)   (8,855,981)        (927,556)   (13,800,260)

FIDELITY CONTRA PORTFOLIO
    Contract purchases                            1,345,222    30,435,415        2,611,991     39,592,899
    Redemptions-withdrawals                     (1,052,207)  (23,761,425)      (2,131,166)   (29,981,381)

FIDELITY EQUITY INCOME PORTFOLIO
    Contract purchases                            1,032,583    16,815,655        2,389,674     33,989,991
    Redemptions-withdrawals                     (1,264,961)  (20,665,605)      (2,154,726)   (30,018,829)

FIDELITY GROWTH PORTFOLIO
    Contract purchases                            1,886,792    47,831,145        2,437,135     44,558,221
    Redemptions-withdrawals                     (1,334,053)  (33,992,888)      (1,683,823)   (29,239,902)

FIDELITY INDEX 500 PORTFOLIO
    Contract purchases                            1,788,274    44,446,213        3,681,014     69,776,065
    Redemptions-withdrawals                     (1,628,648)  (40,620,923)      (2,653,917)   (46,917,811)

FIDELITY INVESTMENT GRADE
  Bond Portfolio
    Contract purchases                              679,511     7,405,968        1,639,485     16,522,850
    Redemptions-withdrawals                       (765,571)   (8,422,490)      (1,566,845)   (15,684,008)

FIDELITY MONEY MARKET PORTFOLIO
    Contract purchases                            4,953,832    59,467,537        9,966,477    113,392,502
    Redemptions-withdrawals                     (5,543,913)  (66,462,393)      (9,508,057)  (108,123,651)

OCC MANAGED PORTFOLIO
    Contract purchases                              835,154    13,624,918        1,999,613     30,833,079
    Redemptions-withdrawals                     (1,066,772)  (17,339,530)      (2,077,984)   (32,270,772)

               IL Annuity and Insurance Company Separate Account 1

5. SUMMARY OF UNIT TRANSACTIONS (CONTINUED)


                                                              YEAR ENDED DECEMBER 31
                                         ------------------------------------------------------------------
                                                      2000                            1999
                                         ------------------------------------------------------------------
                                             UNITS         AMOUNT            UNITS            AMOUNT
                                         ------------------------------------------------------------------

OCC SMALL CAP PORTFOLIO
    Contract purchases                        476,947      $  6,891,392           591,789   $  6,776,372
    Redemptions-withdrawals                 (419,041)       (5,984,027)         (560,264)     (6,393,967)

T. ROWE PRICE INTERNATIONAL
  STOCK PORTFOLIO
    Contract purchases                        851,809        14,160,827         4,311,898      56,335,236
    Redemptions-withdrawals                 (649,806)      (10,748,865)       (4,193,325)    (54,749,690)

T. ROWE PRICE LIMITED-TERM
  BOND PORTFOLIO
    Contract purchases                        309,217         3,602,430           715,695       7,699,406
    Redemptions-withdrawals                 (369,138)       (4,301,915)         (671,608)     (7,121,167)

VAN ECK HARD ASSETS
   PORTFOLIO
    Contract purchases                        181,658         1,836,296           144,297       1,148,341
    Redemptions-withdrawals                 (116,702)       (1,204,251)         (127,973)       (989,718)

SAFECO EQUITY PORTFOLIO
    Contract purchases                        532,747         7,110,934         1,930,496      24,401,720
    Redemptions-withdrawals                 (584,707)       (7,788,289)       (1,515,433)    (18,849,530)

SAFECO GROWTH PORTFOLIO
    Contract purchases                      1,268,939        14,510,396         2,642,480      27,733,408
    Redemptions-withdrawals               (1,247,618)      (14,144,322)       (2,658,244)    (27,818,637)

ROYCE MICRO-CAPITALIZATION
   PORTFOLIO
    Contract purchases                        298,132         4,293,065           949,230       9,817,163
    Redemptions-withdrawals                 (210,012)       (2,957,108)         (977,299)    (10,086,860)

FIRST EAGLE SOGEN OVERSEAS
 VARIABLE PORTFOLIO
    Contract purchases                        677,046        10,023,256           964,373      10,755,997
    Redemptions-withdrawals                 (497,940)       (7,509,325)         (761,148)     (8,314,905)

               IL Annuity and Insurance Company Separate Account 1

5. SUMMARY OF UNIT TRANSACTIONS (CONTINUED)


                                                              YEAR ENDED DECEMBER 31
                                         ------------------------------------------------------------------
                                                      2000                            1999
                                         ------------------------------------------------------------------
                                             UNITS         AMOUNT            UNITS            AMOUNT
                                         ------------------------------------------------------------------

AMT MIDCAP GROWTH
 PORTFOLIO
    Contract purchases
    Redemptions-withdrawals                   421,698 $       3,368,762                 -       $       -
                                            (118,676)         (765,513)                 -               -

AMT SOCIALLY RESPONSIVE
 PORTFOLIO
    Contract purchases                         18,974           729,857                 -               -
    Redemptions-withdrawals                    (1,546)        (277,214)                 -               -

PIMCO HIGH YIELD BOND
 PORTFOLIO                                     29,808           479,699                 -               -
    Contract purchases
    Redemptions-withdrawals                   (4,225)          (36,620)                 -               -

PIMCO REAL RETURN BOND
 PORTFOLIO
    Contract purchases
    Redemptions-withdrawals                    52,093           553,861                 -               -
                                              (11,855)        (124,485)                 -               -

PIMCO STOCKSPLUS GROWTH
 AND INCOME PORTFOLIO
    Contract purchases                         61,020           662,338                 -               -
    Redemptions-withdrawals                   (19,445)         (213,214)                 -               -
                                         ------------------------------------------------------------------

    Net increase from unit
      transactions                                    $       34,967,412                 $     76,916,548
                                                      ===================                ==================

               IL Annuity and Insurance Company Separate Account 1

6. AFFILIATION

On February 18, 2000, ILICo entered into a definitive agreement with AmerUs Group ("AmerUs"), formerly American Mutual Holding Company and AmerUs Life Holdings, Inc., which contemplates the ultimate combination of AmerUs and ILICo. The transaction, which includes demutualization by ILICo, is subject to various governmental and insurance department approvals and is expected to be finalized during the second quarter of 2001. Under the agreement, AmerUs initially acquired a 45% ownership interest in IL Group.

FINANCIAL STATEMENTS

IL ANNUITY AND INSURANCE COMPANY

Years ended December 31, 2000, 1999 and 1998
With Report of Independent Auditors

                        IL Annuity and Insurance Company

                              Financial Statements


                  Years ended December 31, 2000, 1999 and 1998





                                    CONTENTS


Report of Independent Auditors.............................................1

Audited Financial Statements

Balance Sheets.............................................................2
Statements of Income.......................................................3
Statements of Shareholder's Equity.........................................4
Statements of Cash Flows...................................................5
Notes to Financial Statements..............................................6

[LOGO ERNST & YOUNG]         One Indiana Square, Suite 3400          Phone: (317) 681-7000
                             Indianapolis, IN 46204





                         Report of Independent Auditors


Board of Directors
IL Annuity and Insurance Company

We have audited the accompanying balance sheets of IL Annuity and Insurance Company (indirectly majority owned by Indianapolis Life Insurance Company) as of December 31, 2000 and 1999, and the related statements of income, shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IL Annuity and Insurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.


                                                       /s/ Ernst & Young LLP


January 31, 2001

                        IL Annuity and Insurance Company

                                 Balance Sheets


                                                                              DECEMBER 31
                                                                  2000                            1999
                                                    ----------------------------------------------------------------

ASSETS
Investments:
   Fixed maturity securities:
          Available for sale, at fair value          $   2,560,089,096                 $ 2,908,292,170
          Held to maturity, at amortized cost                7,315,316                       7,694,723
   Equity securities, at fair value                          2,108,000                         950,250
   Mortgage loans                                           23,666,780                      25,867,524
   Policy loans                                                872,687                         563,262
   Cash and cash equivalents                                44,411,933                     145,505,780
                                                    ----------------------------------------------------------------
Total investments                                        2,638,463,812                   3,088,873,709

Accrued investment income                                   25,029,596                      34,783,529
Reinsurance recoverable                                    118,234,839                     113,558,751
Deferred acquisition costs                                  91,238,615                      96,227,014
Goodwill                                                     1,514,971                       1,624,487
Federal income taxes recoverable                            17,338,753                         563,314
Receivables and other assets                                 7,148,799                         112,208
Separate account assets                                    353,233,026                     341,088,253
                                                    ----------------------------------------------------------------
Total assets                                         $   3,252,202,411                 $ 3,676,831,265
                                                    ================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
   Future policy benefit reserves                    $   2,718,527,474                 $ 3,148,322,264
   Other policyholder liabilities                           43,202,398                      18,408,323
   Accounts payable and other liabilities                   10,668,370                      10,073,041
   Deferred federal income taxes                             2,657,410                      37,315,309
   Separate account liabilities                            353,233,026                     341,088,253
                                                    ----------------------------------------------------------------
Total liabilities                                        3,128,288,678                   3,555,207,190

Shareholder's equity:
     Common stock, $250 par value:
          Authorized and issued--10,000 shares               2,500,000                       2,500,000
   Additional paid-in capital                              111,662,659                     111,662,659
   Accumulated other comprehensive income (loss)               (50,829)                      1,566,951
   Retained earnings                                         9,801,903                       5,894,465
                                                    ----------------------------------------------------------------
Total shareholder's equity                                 123,913,733                     121,624,075
                                                    ----------------------------------------------------------------
Total liabilities and shareholder's equity           $   3,252,202,411                 $ 3,676,831,265
                                                    ================================================================

See accompanying notes.

                        IL Annuity and Insurance Company

                              Statements of Income


                                                                    YEAR ENDED DECEMBER 31
                                                    2000                    1999                    1998
                                           -------------------------------------------------------------------------
REVENUE
Annuity fees and charges                     $   12,733,979         $     6,707,380          $     2,209,651
Investment income                               126,482,724             113,145,102               55,002,920
Net realized capital gains                       12,982,744               3,924,199                  194,062
                                           -------------------------------------------------------------------------
                                                152,199,447             123,776,681               57,406,633

EXPENSES
Policy benefits                                 121,491,280             101,148,054               39,948,207
Underwriting, acquisition and
         insurance expenses                      25,787,528              17,564,180               11,279,637
                                           -------------------------------------------------------------------------
                                                147,278,808             118,712,234               51,227,844
                                           -------------------------------------------------------------------------
Income before federal income taxes                4,920,639               5,064,447                6,178,789

Federal income taxes                              1,013,201               1,617,107                2,882,053
                                           -------------------------------------------------------------------------

Net income                                  $     3,907,438         $     3,447,340          $     3,296,736
                                           =========================================================================

See accompanying notes.

                        IL Annuity and Insurance Company

                       Statements of Shareholder's Equity


                                                                     ACCUMULATED
                                                                        OTHER          RETAINED
                                                    ADDITIONAL      COMPREHENSIVE      EARNINGS
                                  COMMON STOCK   PAID-IN CAPITAL    INCOME (LOSS)      (DEFICIT)         TOTAL
                                ------------------------------------------------------------------------------------

Balance at January 1, 1998      $ 2,500,000     $   24,262,659     $    250,115     $      (849,611)   $   26,163,163

Net income                                -                  -                -           3,296,736         3,296,736
Change in net unrealized gains
   on available for sale
   securities                             -                  -          569,001                               569,001
                                                                                                    -----------------
Comprehensive income
                                                                                                            3,865,737


Capital contribution                      -         67,400,000                -                   -        67,400,000
                                ------------------------------------------------------------------------------------
Balance at December 31, 1998
                                  2,500,000         91,662,659          819,116           2,447,125       97,428,900


Net income                                -                  -                 -          3,447,340         3,447,340
Change in net unrealized gains
   on available for sale
   securities                             -                  -          747,835                   -           747,835
                                                                                                   ------------------
Comprehensive income
                                                                                                            4,195,175


Capital contribution                      -         20,000,000                -                   -        20,000,000
                                ------------------------------------------------------------------------------------
Balance at December 31, 1999      2,500,000        111,662,659        1,566,951           5,894,465       121,624,075


Net income                                -                  -                -           3,907,438         3,907,438
Change in net unrealized gains
   on available for sale
   securities                             -                  -      (1,617,780)                   -        (1,617,780)
                                                                                                   ------------------
Comprehensive income
                                                                                                            2,289,658
                                -------------------------------------------------------------------------------------

Balance at December 31, 2000   $  2,500,000      $ 111,662,659      $  (50,829)         $ 9,801,903     $ 123,913,733
                                ======================================================================================

See accompanying notes.

                        IL Annuity and Insurance Company

                            Statements of Cash Flows


                                                                                  YEAR ENDED DECEMBER 31
                                                                          2000              1999             1998
                                                                   ------------------------------------------------------
OPERATING ACTIVITIES
Net income                                                            3,907,438          3,447,340         3,296,736
Adjustments to reconcile net income to net
    cash provided (used) by operating activities:
          Amortization of goodwill                                      109,516            109,516           109,516
          Net realized capital gains                                (12,982,744)        (3,924,199)         (194,062)
         Changes in operating assets and liabilities:
               Deferred acquisition costs                           (13,169,096)       (47,507,670)      (45,721,706)
               Amortization of deferred acquisition costs            18,157,495         10,186,513         5,769,968
               Policyowner assessments on universal life             (3,929,245)        (1,393,275)          (57,316)
               Interest credited to policyowner accounts             24,550,803         13,520,495         8,673,394
               Liabilities for future policy benefits               (47,113,942)        14,883,095        50,458,395
               Policy, contract claims and other policyowner funds   24,794,075         13,450,257         4,525,405
               Accrued investment income                              9,753,933        (13,882,233)      (15,063,267)
               Reinsurance receivables                             (291,821,020)       754,196,433     1,009,607,669
               Other assets and liabilities                         (10,290,350)       (15,100,911)        8,595,591
               Federal income taxes                                  (7,987,293)        (6,687,541)        3,682,054
                                                                   ------------------------------------------------------
Net cash provided (used) by operating activities                   (306,020,430)       721,297,820     1,033,682,377

INVESTING ACTIVITIES
Proceeds from sales, calls or maturities:
     Fixed maturities                                             2,151,526,091        706,517,281       195,850,351
     Equity securities                                                8,442,447         20,784,905         1,931,214
     Mortgage loans                                                   2,268,942          1,131,976           928,766
     Other invested assets                                            1,282,026                  -           160,527
Purchases:
    Fixed maturities                                             (1,855,005,654)    (1,785,661,708)   (1,426,219,889)
    Equity securities                                               (14,094,174)       (21,068,735)       (1,859,329)
    Mortgage loans                                                            -         (2,000,000)       (5,125,000)
    Other invested assets                                            (7,195,333)          (119,885)                -
    Increase in policy loans                                           (309,425)          (336,715)         (185,238)
                                                                   ------------------------------------------------------
Net cash provided (used) by investing activities                     286,914,920    (1,080,752,881)   (1,234,518,598)


FINANCING ACTIVITIES
Annuity deposits to policyowner accounts                              57,008,492       318,871,677       300,319,060
Annuity withdrawals from policyowner accounts                      (138,996,829)       (61,695,711)      (17,304,603)
Capital contribution                                                          -         20,000,000        67,400,000
                                                                   ------------------------------------------------------
Net cash provided (used) by financing activities                     (81,988,337)      277,175,966       350,414,457
                                                                   ------------------------------------------------------
Net increase (decrease) in cash and short-term investments         (101,093,847)       (82,279,095)      149,578,236
Cash and cash equivalents at beginning of year                      145,505,781        227,784,876        78,206,640
                                                                   ------------------------------------------------------
Cash and cash equivalents at end of year                           $ 44,411,934    $   145,505,781     $ 227,784,876
                                                                   ======================================================

See accompanying notes.
                                       5

                        IL Annuity and Insurance Company

                          Notes to Financial Statements

                                December 31, 2000


1. ORGANIZATION, BASIS OF PRESENTATION AND ACCOUNTING POLICIES

IL Annuity and Insurance Company (the "Company") is a wholly owned subsidiary of The Indianapolis Life Group of Companies, Inc. ("IL group"), which in turn is a majority owned subsidiary of Indianapolis Life Insurance Company ("ILICo"). The Company was incorporated in the State of Massachusetts and is licensed to do business in forty-four states and the District of Columbia. Effective December 29, 2000, the Company was redomiciled from Massachusetts to Kansas.

The Company offers flexible premium deferred annuity contracts which may be offered in connection with retirement plans. The premiums collected on variable annuity contracts are invested primarily in various mutual funds held in a Separate Account at the direction of the policyholder.

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP").

Preparation of the financial statements requires management to make estimates and assumptions that effect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The Company also prepares its financial statements in conformity with accounting practices prescribed or permitted by the Kansas Department of Insurance, which practices differ from GAAP, for purposes of filing with regulatory authorities. Statutory capital and surplus at December 31, 2000 and 1999 was $22,944,826 and $50,145,736, respectively. Statutory net income (loss) for 2000, 1999 and 1998 was $4,453,192, ($10,970,330) and ($13,554,570), respectively.

In 1998, the National Association of Insurance Commissioners adopted codified statutory accounting principles ("Codification"), which will be effective January 1, 2001. Codification will result in changes to certain accounting practices that IL Annuity uses to prepare statutory-basis financial statements. Management believes the impact of these changes will not be significant.

                        IL Annuity and Insurance Company

1. ORGANIZATION, BASIS OF PRESENTATION AND ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS

Fixed maturity securities which may be sold to meet liquidity and other needs of the Company are categorized as available for sale and are reported at fair value with unrealized holding gains and losses reported as a separate component of shareholder's equity. Fixed maturity securities which the Company has the positive intent and ability to hold to maturity are categorized as held-to-maturity and are reported at amortized cost. Equity securities are classified as available-for-sale and carried at fair value.

Cash and cash equivalents include all highly liquid debt instruments which have original maturities of three months or less, and are stated at cost which approximates fair value.

Mortgage loans and policy loans are stated at aggregate unpaid balances. Allowance for loss on mortgage loans is $239,058 and $261,288 at December 31, 2000 and 1999, respectively.

DEFERRED ACQUISITION COSTS

Costs relating to the acquisition of annuity products, primarily commissions and certain costs of marketing, policy issuance and underwriting, which vary with and are directly related to the production of new business, are deferred and included in the deferred acquisition cost asset to the extent that such cost are recoverable from future policy related revenues. Deferred acquisition costs, with interest, are amortized over the lives of the policies in a relationship to the present value of estimated future gross profits, discounted using the interest rate credited to the policy.

GOODWILL

Goodwill is amortized over the period of 20 years using the straight-line method. Accumulated amortization of goodwill is $675,348 and $565,832 at December 31, 2000 and 1999, respectively.

FUTURE POLICY BENEFIT RESERVES

Future policy benefit reserves for annuity products represent policy account balances including net unrealized gains (losses) on available for sale securities allocated to policyholders but before applicable surrender charges.

                       IL Annuity and Insurance Company

1. ORGANIZATION, BASIS OF PRESENTATION AND ACCOUNTING POLICIES (CONTINUED)

THIRD-PARTY ADMINISTRATORS

The Company has contractual arrangements with three third-party administrators to distribute and administer its annuity products, which represents all of the Company's business. One of the third-party administrators, Legacy Marketing Group, distributes and administers the majority of this business.

SEPARATE ACCOUNTS

Separate account assets and liabilities represent funds that are separately administered, principally for variable annuity contracts, and for which the contractholder, rather than the Company, bears the investment risk. Separate account contractholders have no claim against the assets of the general account of the Company. Separate account assets are reported at market value. The operations of the Separate Account are not included in the accompanying financial statements.

REVENUE RECOGNITION

Revenue for annuity products consist of policy charges for the cost of insurance, policy administration charges, and surrender charges assessed against policyholder account balances.

COMPREHENSIVE INCOME

Comprehensive income is reported separately in shareholder's equity and is comprised of the results of operations and the change in a portion of unrealized gains or losses in the Company's available-for-sale securities.

The Company's reclassification adjustment for 2000 and 1999 is as follows:


YEAR ENDED DECEMBER 31, 2000                                  GROSS             TAX EFFECT              NET
                                                        ---------------------------------------------------------
Unrealized holding gains arising during year            $   30,484,382      $  (10,669,534)      $   19,814,848
Reclassification adjustment for gains realized in net
   income                                                  (40,714,948)         14,250,232          (26,464,716)
Allocated to future policy benefit reserves                  7,741,674          (2,709,586)           5,032,088
                                                        ----------------------------------------------------------
Change in net unrealized gains on available for sale
   securities                                           $   (2,488,892)     $      871,112       $   (1,617,780)
                                                        ==========================================================

                       IL Annuity and Insurance Company

1. ORGANIZATION, BASIS OF PRESENTATION AND ACCOUNTING POLICIES (CONTINUED)


YEAR ENDED DECEMBER 31, 1999                                  GROSS             TAX EFFECT              NET
                                                        ------------------------------------------------------------
Unrealized holding gains arising during year            $     125,041,085   $      (43,764,380)  $      81,276,705
Reclassification adjustment for gains realized in net
   income                                                      (9,989,582)           3,496,354          (6,493,228)
Allocated to future policy benefit reserves                  (113,900,988)          39,865,346         (74,035,642)
                                                        ------------------------------------------------------------
Change in net unrealized gains on available for sale
   securities                                           $       1,150,515   $         (402,680)  $         747,835
                                                        ============================================================


YEAR ENDED DECEMBER 31, 1998                                  GROSS             TAX EFFECT              NET
                                                        ------------------------------------------------------------
Unrealized holding gains arising during year            $      98,645,860   $      (34,526,051)  $      64,119,809
Reclassification adjustment for gains realized in net
   income                                                     (11,107,299)           3,887,555          (7,219,744)
Allocated to future policy benefit reserves                   (86,663,175)          30,332,111         (56,331,064)
                                                        ------------------------------------------------------------
Change in net unrealized gains on available for sale
   securities                                           $         875,386   $         (306,385)  $         569,001
                                                        ============================================================

NEW ACCOUNTING STANDARDS

During 1998, the Financial Accounting Standards Board issued Statement No. 133, "Accounting for Derivative Investments and Hedging Activities" (SFAS No. 133) which is effective January 1, 2001. SFAS No. 133 defines derivative instruments and provides comprehensive accounting and reporting standards for the recognition and measurement of derivative and hedging activities. The Statement requires all derivatives to be recorded in the balance sheet at fair value. The impact of adopting SFAS 133 as of January 1, 2001 will be to reduce net income in 2001 by approximately $1,400,000 and will be recorded as a cumulative effect adjustment.

RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

                       IL Annuity and Insurance Company

2. INVESTMENTS

Fixed maturity and equity securities consist of the following at December 31:

                                                                    2000
                                   ------------------------------------------------------------------------
                                                           GROSS             GROSS
                                       AMORTIZED         UNREALIZED       UNREALIZED           FAIR
                                          COST             GAINS            LOSSES             VALUE
                                   -------------------------------------------------------------------------
Available for sale:
Fixed maturity securities:
   U.S. government and agencies    $      207,704,401  $     7,464,116  $         37,630   $   215,130,887
   Corporate                            2,346,626,649      156,772,269       172,114,509     2,331,284,409
   Asset backed securities                  6,578,191            3,267            45,689         6,535,769
   Mortgage-backed securities               7,021,323          116,708                 -         7,138,031
                                   -------------------------------------------------------------------------
                                        2,567,930,564      164,356,360       172,197,828     2,560,089,096
Equity securities:
   Preferred stock                          2,086,405           21,595                 -         2,108,000
                                   -------------------------------------------------------------------------
                                        2,570,016,969      164,377,955       172,197,828     2,562,197,096

Held to maturity:
   Corporate                                6,356,622          212,744                 -         6,569,366
   Mortgage backed securities                 958,694           12,175                 -           970,869
                                   -------------------------------------------------------------------------
                                   $        7,315,316  $       224,919   $             -   $     7,540,235
                                   =========================================================================

                       IL Annuity and Insurance Company

2. INVESTMENTS (CONTINUED)


                                                                    1999
                                   ------------------------------------------------------------------------
                                                           GROSS             GROSS
                                       AMORTIZED         UNREALIZED       UNREALIZED           FAIR
                                          COST             GAINS            LOSSES             VALUE
                                   -------------------------------------------------------------------------

Available for sale:
Fixed maturity securities:
   U.S. government and agencies    $      161,252,710  $        56,277  $      5,398,312  $    155,910,675
   Corporate                            2,614,614,560      265,884,629       142,323,081     2,738,176,108
   Asset backed securities                  7,440,695                -           273,317         7,167,378
   Mortgage-backed securities               7,225,220                -           187,211         7,038,009
                                   -------------------------------------------------------------------------
                                        2,790,533,185      265,940,906       148,181,921     2,908,292,170
Equity securities:
   Preferred stock                          1,053,970                -           103,720           950,250
                                   -------------------------------------------------------------------------
                                        2,791,587,155      265,940,906       148,285,641     2,909,242,420

Held to maturity:
   Corporate                                6,694,723           18,944            99,060         6,614,607
   Mortgage-backed securities               1,000,000                -            17,490           982,510
                                   -------------------------------------------------------------------------
                                   $        7,694,723  $        18,944  $        116,550  $      7,597,117
                                   =========================================================================

The amortized cost and fair value of fixed maturity securities at December 31, 2000, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                               AVAILABLE FOR SALE                      HELD TO MATURITY
                                      ------------------------------------------------------------------------------
                                          AMORTIZED            FAIR             AMORTIZED              FAIR
                                            COST               VALUE              COST                VALUE
                                      ------------------------------------------------------------------------------

Due in one year or less                $   12,465,504   $   19,242,918     $     333,333   $        333,566

Due after one year through five
   years                                  895,845,480      865,755,935         6,023,289          6,235,800
Due after five years through ten
   years                                  624,540,830      604,697,183                 -                  -
Due after ten years                     1,029,043,178    1,063,255,029                 -                  -
Mortgage-backed securities                  7,021,323        7,138,031           958,694            970,869
                                      ==============================================================================
                                       $2,568,916,315   $2,560,089,096     $   7,315,316   $      7,540,235
                                      ==============================================================================


                        IL Annuity and Insurance Company

2. INVESTMENTS (CONTINUED)

Net investment income consisted of the following:

                                                      2000                1999                1998
                                               -----------------------------------------------------------

Fixed maturity securities                            $127,159,557       $ 106,476,584        $ 46,825,700
Equity securities                                          91,131             104,402              13,673
Mortgage loans                                          1,949,396           2,012,761           1,848,846
Short term investments                                  3,538,240           9,970,948           8,136,334
Other                                                   5,076,398           4,428,352           1,339,625
                                               -----------------------------------------------------------
Gross investment income                               137,814,722         122,993,047          58,164,178
Less investment expenses                               11,331,998           9,847,945           3,161,258
                                               ----------------------------------------------------------
Net investment income                                $126,482,724       $ 113,145,102        $ 55,002,920
                                               ===========================================================

Net unrealized gains (losses) on available for sale securities are as follows:

                                                               2000                   1999
                                                        -------------------    -------------------
       Fixed maturity securities:
            Gross unrealized gains                           $ 164,356,360          $ 265,940,906
            Gross unrealized losses                            172,197,828            148,181,921
                                                        -------------------    -------------------
                                                               (7,841,468)            117,758,985
       Gross unrealized gains (losses)
             on equity securities                                   21,595              (103,720)

       Gross unrealized losses on
         short-term investments                                          -               (44,238)
       Deferred income taxes                                     2,736,956           (42,008,434)
       Allocated to future policy
         benefit reserves                                        5,032,088           (74,035,642)
                                                        -------------------    -------------------
                                                                 ($50,829)            $ 1,566,951
                                                        ===================    ===================

Proceeds from sales of available for sale securities during 2000, 1999 and 1998 were $2,112,679,637, $689,155,096 and $155,534,662, respectively. Gross gains of
$165,095,068, $26,998,917 and $14,377,767 and gross losses of $101,906,604,
$17,261,079 and $1,150,749 were realized during 2000, 1999 and 1998, respectively.

                        IL Annuity and Insurance Company

3. FEDERAL INCOME TAXES

Significant components of current federal income taxes are as follows:

                                                               2000            1999             1998
                                                          -------------------------------------------------

Federal income taxes at 35%                               $    1,722,224  $   1,772,556       $ 2,165,408
Effect of net operating losses/
   valuation allowance                                                 -              -           736,673
Amortization of goodwill                                          38,331           (221)             (221)
Dividends received deduction                                    (741,932)      (187,000)                -
Other, net                                                        (5,422)        31,772           (19,807)
                                                          -------------------------------------------------
Federal income taxes                                       $   1,013,201  $   1,617,107       $ 2,882,053
                                                          =================================================

Federal income taxes consist of the following:

                                                               2000            1999             1998
                                                          -------------------------------------------------

Current taxes (credits)                                      $(7,774,945)   $   6,123,012   $   1,769,928
Deferred taxes                                                 8,788,146       (4,505,905)      1,112,125
                                                          -------------------------------------------------
Total                                                       $  1,013,201    $   1,617,107   $   2,882,053
                                                          =================================================

Significant components of the deferred tax assets (liabilities) at December 31, 2000 and 1999, are as follows:

                                                                             2000               1999
                                                                       ----------------- -------------------

     Insurance reserves                                                     $37,110,113       $ 25,746,429
     Unrealized depreciation (appreciation) of securities                     2,736,956        (40,745,391)
     Investments                                                            (20,816,803)        (2,030,978)
     Deferred policy acquisition costs                                      (21,687,676)       (20,285,369)
                                                                       ----------------- -------------------
     Net deferred tax liabilities                                           $(2,657,410)      $(37,315,309)
                                                                       ================= ===================

The Company files a stand-alone federal income tax return.

The Company paid $12,500,000, $8,300,000 and $- in federal income taxes in 2000, 1999 and 1998, respectively. The company recovered $3,500,000, $- and $800,000 in federal income taxes in 2000, 1999 and 1998, respectively.

                        IL Annuity and Insurance Company

4. REINSURANCE

The Company has entered into modified coinsurance cession agreements covering flexible premium deferred annuity policies distributed through Legacy Marketing Group (a third-party administrator). Future policy benefit reserves include reinsurance payable of $1,987,574,940 and $2,279,437,605 at December 31, 2000
and 1999, respectively. Net realized capital gains are net of realized gains allocated to the reinsurer of $44,898,593, $15,316,835 and $14,194,580 in 2000,
1999 and 1998, respectively.

Effective January 1, 1999, the Company entered into a reinsurance cession agreement with Bankers Life Insurance Company of New York, another wholly owned subsidiary of IL Group, whereby the Company cedes 100% of its life insurance business. Premiums ceded were $6,951,926 and $3,068,541 during 2000 and 1999, respectively. Reserves ceded were $3,838,780 and $1,594,625 at December 31, 2000 and 1999, respectively.

The Company remains liable for ceded risks in the event that the reinsurers do not meet their obligations. Management believes its reinsurers will meet its obligations under existing contracts.

5. SHAREHOLDER'S EQUITY

Kansas' insurance regulations require the Company to maintain a minimum capital and surplus of $1,200,000.

Generally, the maximum amount of dividends which can be paid to its shareholder without prior approval of the Insurance Commissioner of the State of Kansas is 10% of statutory surplus at the prior year-end.

State insurance regulatory authorities impose minimum risk-based capital requirements on insurance enterprises that were developed by the NAIC. The formulas for determining the amount of risk-based capital ("RBC") specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of investment and insurance risks. Regulatory compliance is determined by a ratio (the "Ratio") of the enterprise's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level RBC, as defined by NAIC. Enterprises below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. At December 31, 2000, the Company exceeds the RBC requirements.

                        IL Annuity and Insurance Company

6. RELATED PARTY TRANSACTIONS

The Company was allocated expenses of $5,607,620, $3,669,941 and $2,998,435 for various administrative services from ILICo for 2000, 1999 and 1998, respectively, in conjunction with expense allocation agreements.

7. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

         Cash and cash equivalents, accrued investment income and policy loans:
         The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

         Fixed maturity and equity securities: Fair values of bonds and stocks are based on quoted market prices where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services, or in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

         Mortgage loans: The fair value of mortgage loans was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities.

         Investment-type contracts: The fair value of deferred annuities is believed to approximate the cash surrender value.

                        IL Annuity and Insurance Company

7. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

The carrying amount and fair values of the Company's financial instruments at December 31, are as follows:


                                                   2000                                1999
                                    ----------------------------------- ------------------------------------
                                        CARRYING                            CARRYING
                                         AMOUNT         FAIR VALUE           AMOUNT              FAIR VALUE
                                    ----------------- ----------------- ------------------ -----------------
ASSETS:
Fixed maturity securities:
   Available for sale                 $2,560,089,096    $2,560,089,096    $2,908,292,170      $2,908,292,170
   Held to maturity                        7,315,316         7,540,235         7,694,723           7,597,117
Equity securities                          2,108,000         2,108,000           950,250             950,250
Mortgage loans                            23,666,780        24,241,101        25,867,524          25,804,851

LIABILITIES:
Deferred annuities                     2,666,549,390     2,557,302,339     3,136,174,442       2,917,839,829

8. AFFILIATION

On February 18, 2000, ILICo entered into a definitive agreement with AmerUs Group ("AmerUs"), formerly American Mutual Holding Company and AmerUs Life Holdings, Inc., which contemplates the ultimate combination of AmerUs and ILICo. The transaction, which includes demutualization by ILICo, is subject to various governmental and insurance department approvals and is expected to be finalized during the second quarter of 2001. Under the agreement, AmerUs initially acquired a 45% ownership interest in IL Group.